Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000064985
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Institutional Class
Trading Symbol	WIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$10,010	$9,994
10/31/2016	$9,958	$9,918
11/30/2016	$9,725	$9,683
12/31/2016	$9,798	$9,697
1/31/2017	$9,861	$9,716
2/28/2017	$9,950	$9,781
3/31/2017	$9,961	$9,776
4/30/2017	$10,052	$9,851
5/31/2017	$10,146	$9,927
6/30/2017	$10,176	$9,917
7/31/2017	$10,230	$9,960
8/31/2017	$10,310	$10,049
9/30/2017	$10,282	$10,001
10/31/2017	$10,303	$10,007
11/30/2017	$10,305	$9,994
12/31/2017	$10,353	$10,040
1/31/2018	$10,282	$9,925
2/28/2018	$10,189	$9,830
3/31/2018	$10,251	$9,894
4/30/2018	$10,179	$9,820
5/31/2018	$10,206	$9,890
6/30/2018	$10,193	$9,878
7/31/2018	$10,236	$9,880
8/31/2018	$10,257	$9,944
9/30/2018	$10,227	$9,880
10/31/2018	$10,137	$9,802
11/30/2018	$10,179	$9,860
12/31/2018	$10,333	$10,041
1/31/2019	$10,503	$10,148
2/28/2019	$10,510	$10,142
3/31/2019	$10,699	$10,337
4/30/2019	$10,717	$10,339
5/31/2019	$10,874	$10,523
6/30/2019	$11,018	$10,655
7/31/2019	$11,060	$10,679
8/31/2019	$11,301	$10,955
9/30/2019	$11,246	$10,897
10/31/2019	$11,278	$10,930
11/30/2019	$11,285	$10,924
12/31/2019	$11,310	$10,917
1/31/2020	$11,521	$11,127
2/29/2020	$11,648	$11,327
3/31/2020	$11,245	$11,260
4/30/2020	$11,592	$11,460
5/31/2020	$11,839	$11,514
6/30/2020	$12,016	$11,586
7/31/2020	$12,325	$11,759
8/31/2020	$12,324	$11,665
9/30/2020	$12,288	$11,658
10/31/2020	$12,246	$11,606
11/30/2020	$12,530	$11,720
12/31/2020	$12,625	$11,736
1/31/2021	$12,567	$11,652
2/28/2021	$12,439	$11,484
3/31/2021	$12,328	$11,340
4/30/2021	$12,451	$11,430
5/31/2021	$12,501	$11,467
6/30/2021	$12,624	$11,548
7/31/2021	$12,730	$11,677
8/31/2021	$12,723	$11,655
9/30/2021	$12,625	$11,554
10/31/2021	$12,631	$11,551
11/30/2021	$12,657	$11,585
12/31/2021	$12,648	$11,555
1/31/2022	$12,408	$11,306
2/28/2022	$12,235	$11,180
3/31/2022	$11,944	$10,869
4/30/2022	$11,467	$10,457
5/31/2022	$11,473	$10,524
6/30/2022	$11,194	$10,359
7/31/2022	$11,469	$10,612
8/31/2022	$11,206	$10,313
9/30/2022	$10,726	$9,867
10/31/2022	$10,564	$9,739
11/30/2022	$10,956	$10,097
12/31/2022	$10,916	$10,052
1/31/2023	$11,325	$10,361
2/28/2023	$11,051	$10,093
3/31/2023	$11,290	$10,350
4/30/2023	$11,355	$10,412
5/31/2023	$11,242	$10,299
6/30/2023	$11,211	$10,262
7/31/2023	$11,235	$10,255
8/31/2023	$11,170	$10,189
9/30/2023	$10,882	$9,931
10/31/2023	$10,696	$9,774
11/30/2023	$11,208	$10,216
12/31/2023	$11,658	$10,608
1/31/2024	$11,666	$10,578
2/29/2024	$11,512	$10,429
3/31/2024	$11,623	$10,525
4/30/2024	$11,341	$10,259
5/31/2024	$11,552	$10,433
6/30/2024	$11,652	$10,532
7/31/2024	$11,923	$10,778
8/31/2024	$12,118	$10,933
9/30/2024	$12,286	$11,079
10/31/2024	$11,981	$10,805
11/30/2024	$12,125	$10,919
12/31/2024	$11,933	$10,740
1/31/2025	$12,021	$10,797
2/28/2025	$12,275	$11,035
3/31/2025	$12,244	$11,039
4/30/2025	$12,248	$11,082
5/31/2025	$12,195	$11,003
6/30/2025	$12,406	$11,172
7/31/2025	$12,382	$11,143
8/31/2025	$12,544	$11,276
9/30/2025	$12,684	$11,399
10/31/2025	$12,768	$11,470
11/30/2025	$12,828	$11,541
12/31/2025	$12,811	$11,524
1/31/2026	$12,867	$11,537
2/28/2026	$13,063	$11,726
3/31/2026	$12,792	$11,519
4/30/2026	$12,837	$11,532
5/31/2026	$12,886	$11,568
6/30/2026	$12,923	$11,596
7/31/2026	$12,747	$11,445
8/31/2026	$12,794	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	2.00	0.11	2.49
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 10,968,413,628
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 26,836,690
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

Material Fund Change [Text Block]
C000176628
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	STYJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$10,010	$9,994
10/31/2016	$9,958	$9,918
11/30/2016	$9,726	$9,683
12/31/2016	$9,799	$9,697
1/31/2017	$9,862	$9,716
2/28/2017	$9,952	$9,781
3/31/2017	$9,969	$9,776
4/30/2017	$10,061	$9,851
5/31/2017	$10,155	$9,927
6/30/2017	$10,177	$9,917
7/31/2017	$10,239	$9,960
8/31/2017	$10,321	$10,049
9/30/2017	$10,293	$10,001
10/31/2017	$10,314	$10,007
11/30/2017	$10,309	$9,994
12/31/2017	$10,365	$10,040
1/31/2018	$10,294	$9,925
2/28/2018	$10,194	$9,830
3/31/2018	$10,264	$9,894
4/30/2018	$10,185	$9,820
5/31/2018	$10,220	$9,890
6/30/2018	$10,208	$9,878
7/31/2018	$10,251	$9,880
8/31/2018	$10,273	$9,944
9/30/2018	$10,234	$9,880
10/31/2018	$10,154	$9,802
11/30/2018	$10,188	$9,860
12/31/2018	$10,351	$10,041
1/31/2019	$10,513	$10,148
2/28/2019	$10,528	$10,142
3/31/2019	$10,710	$10,337
4/30/2019	$10,737	$10,339
5/31/2019	$10,885	$10,523
6/30/2019	$11,039	$10,655
7/31/2019	$11,073	$10,679
8/31/2019	$11,314	$10,955
9/30/2019	$11,260	$10,897
10/31/2019	$11,292	$10,930
11/30/2019	$11,300	$10,924
12/31/2019	$11,334	$10,917
1/31/2020	$11,546	$11,127
2/29/2020	$11,665	$11,327
3/31/2020	$11,262	$11,260
4/30/2020	$11,609	$11,460
5/31/2020	$11,866	$11,514
6/30/2020	$12,035	$11,586
7/31/2020	$12,354	$11,759
8/31/2020	$12,344	$11,665
9/30/2020	$12,318	$11,658
10/31/2020	$12,267	$11,606
11/30/2020	$12,552	$11,720
12/31/2020	$12,658	$11,736
1/31/2021	$12,600	$11,652
2/28/2021	$12,472	$11,484
3/31/2021	$12,352	$11,340
4/30/2021	$12,485	$11,430
5/31/2021	$12,527	$11,467
6/30/2021	$12,659	$11,548
7/31/2021	$12,766	$11,677
8/31/2021	$12,760	$11,655
9/30/2021	$12,652	$11,554
10/31/2021	$12,669	$11,551
11/30/2021	$12,695	$11,585
12/31/2021	$12,686	$11,555
1/31/2022	$12,437	$11,306
2/28/2022	$12,273	$11,180
3/31/2022	$11,972	$10,869
4/30/2022	$11,505	$10,457
5/31/2022	$11,511	$10,524
6/30/2022	$11,232	$10,359
7/31/2022	$11,498	$10,612
8/31/2022	$11,236	$10,313
9/30/2022	$10,754	$9,867
10/31/2022	$10,602	$9,739
11/30/2022	$10,995	$10,097
12/31/2022	$10,947	$10,052
1/31/2023	$11,367	$10,361
2/28/2023	$11,092	$10,093
3/31/2023	$11,322	$10,350
4/30/2023	$11,398	$10,412
5/31/2023	$11,286	$10,299
6/30/2023	$11,255	$10,262
7/31/2023	$11,279	$10,255
8/31/2023	$11,205	$10,189
9/30/2023	$10,926	$9,931
10/31/2023	$10,740	$9,774
11/30/2023	$11,254	$10,216
12/31/2023	$11,707	$10,608
1/31/2024	$11,704	$10,578
2/29/2024	$11,550	$10,429
3/31/2024	$11,672	$10,525
4/30/2024	$11,390	$10,259
5/31/2024	$11,592	$10,433
6/30/2024	$11,703	$10,532
7/31/2024	$11,965	$10,778
8/31/2024	$12,161	$10,933
9/30/2024	$12,330	$11,079
10/31/2024	$12,036	$10,805
11/30/2024	$12,169	$10,919
12/31/2024	$11,988	$10,740
1/31/2025	$12,066	$10,797
2/28/2025	$12,321	$11,035
3/31/2025	$12,291	$11,039
4/30/2025	$12,307	$11,082
5/31/2025	$12,254	$11,003
6/30/2025	$12,455	$11,172
7/31/2025	$12,442	$11,143
8/31/2025	$12,606	$11,276
9/30/2025	$12,746	$11,399
10/31/2025	$12,821	$11,470
11/30/2025	$12,892	$11,541
12/31/2025	$12,876	$11,524
1/31/2026	$12,921	$11,537
2/28/2026	$13,118	$11,726
3/31/2026	$12,847	$11,519
4/30/2026	$12,905	$11,532
5/31/2026	$12,954	$11,568
6/30/2026	$12,980	$11,596
7/31/2026	$12,804	$11,445
8/31/2026	$12,864	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.05	0.16	2.55
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 10,968,413,628
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 26,836,690
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

Material Fund Change [Text Block]
C000020360
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class C
Trading Symbol	WFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$143	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$9,994	$9,994
10/31/2016	$9,934	$9,918
11/30/2016	$9,693	$9,683
12/31/2016	$9,758	$9,697
1/31/2017	$9,817	$9,716
2/28/2017	$9,897	$9,781
3/31/2017	$9,899	$9,776
4/30/2017	$9,981	$9,851
5/31/2017	$10,065	$9,927
6/30/2017	$10,077	$9,917
7/31/2017	$10,125	$9,960
8/31/2017	$10,193	$10,049
9/30/2017	$10,164	$10,001
10/31/2017	$10,168	$10,007
11/30/2017	$10,160	$9,994
12/31/2017	$10,203	$10,040
1/31/2018	$10,128	$9,925
2/28/2018	$10,020	$9,830
3/31/2018	$10,073	$9,894
4/30/2018	$9,993	$9,820
5/31/2018	$10,010	$9,890
6/30/2018	$9,987	$9,878
7/31/2018	$10,029	$9,880
8/31/2018	$10,040	$9,944
9/30/2018	$9,993	$9,880
10/31/2018	$9,905	$9,802
11/30/2018	$9,928	$9,860
12/31/2018	$10,074	$10,041
1/31/2019	$10,227	$10,148
2/28/2019	$10,230	$10,142
3/31/2019	$10,398	$10,337
4/30/2019	$10,414	$10,339
5/31/2019	$10,549	$10,523
6/30/2019	$10,688	$10,655
7/31/2019	$10,711	$10,679
8/31/2019	$10,934	$10,955
9/30/2019	$10,872	$10,897
10/31/2019	$10,893	$10,930
11/30/2019	$10,891	$10,924
12/31/2019	$10,908	$10,917
1/31/2020	$11,097	$11,127
2/29/2020	$11,213	$11,327
3/31/2020	$10,814	$11,260
4/30/2020	$11,139	$11,460
5/31/2020	$11,368	$11,514
6/30/2020	$11,518	$11,586
7/31/2020	$11,813	$11,759
8/31/2020	$11,793	$11,665
9/30/2020	$11,757	$11,658
10/31/2020	$11,697	$11,606
11/30/2020	$11,959	$11,720
12/31/2020	$12,041	$11,736
1/31/2021	$11,982	$11,652
2/28/2021	$11,850	$11,484
3/31/2021	$11,725	$11,340
4/30/2021	$11,840	$11,430
5/31/2021	$11,869	$11,467
6/30/2021	$11,975	$11,548
7/31/2021	$12,074	$11,677
8/31/2021	$12,057	$11,655
9/30/2021	$11,944	$11,554
10/31/2021	$11,948	$11,551
11/30/2021	$11,953	$11,585
12/31/2021	$11,936	$11,555
1/31/2022	$11,696	$11,306
2/28/2022	$11,531	$11,180
3/31/2022	$11,237	$10,869
4/30/2022	$10,788	$10,457
5/31/2022	$10,783	$10,524
6/30/2022	$10,510	$10,359
7/31/2022	$10,755	$10,612
8/31/2022	$10,502	$10,313
9/30/2022	$10,042	$9,867
10/31/2022	$9,887	$9,739
11/30/2022	$10,235	$10,097
12/31/2022	$10,184	$10,052
1/31/2023	$10,561	$10,361
2/28/2023	$10,297	$10,093
3/31/2023	$10,509	$10,350
4/30/2023	$10,561	$10,412
5/31/2023	$10,447	$10,299
6/30/2023	$10,418	$10,262
7/31/2023	$10,421	$10,255
8/31/2023	$10,351	$10,189
9/30/2023	$10,074	$9,931
10/31/2023	$9,902	$9,774
11/30/2023	$10,368	$10,216
12/31/2023	$10,771	$10,608
1/31/2024	$10,763	$10,578
2/29/2024	$10,612	$10,429
3/31/2024	$10,705	$10,525
4/30/2024	$10,435	$10,259
5/31/2024	$10,621	$10,433
6/30/2024	$10,704	$10,532
7/31/2024	$10,944	$10,778
8/31/2024	$11,112	$10,933
9/30/2024	$11,264	$11,079
10/31/2024	$10,991	$10,805
11/30/2024	$11,110	$10,919
12/31/2024	$10,941	$10,740
1/31/2025	$11,008	$10,797
2/28/2025	$11,238	$11,035
3/31/2025	$11,207	$11,039
4/30/2025	$11,218	$11,082
5/31/2025	$11,166	$11,003
6/30/2025	$11,357	$11,172
7/31/2025	$11,331	$11,143
8/31/2025	$11,477	$11,276
9/30/2025	$11,601	$11,399
10/31/2025	$11,676	$11,470
11/30/2025	$11,727	$11,541
12/31/2025	$11,709	$11,524
1/31/2026	$11,756	$11,537
2/28/2026	$11,922	$11,726
3/31/2026	$11,682	$11,519
4/30/2026	$11,720	$11,532
5/31/2026	$11,761	$11,568
6/30/2026	$11,792	$11,596
7/31/2026	$11,618	$11,445
8/31/2026	$11,669	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	0.91	(0.97)	1.56
Class C with Load	(0.09)	(0.97)	1.56
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 10,968,413,628
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 26,836,690
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

Material Fund Change [Text Block]
C000020358
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class A
Trading Symbol	STYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$67	0.66%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,549	$10,000
9/30/2016	$9,556	$9,994
10/31/2016	$9,505	$9,918
11/30/2016	$9,273	$9,683
12/31/2016	$9,345	$9,697
1/31/2017	$9,404	$9,716
2/28/2017	$9,487	$9,781
3/31/2017	$9,494	$9,776
4/30/2017	$9,579	$9,851
5/31/2017	$9,666	$9,927
6/30/2017	$9,691	$9,917
7/31/2017	$9,740	$9,960
8/31/2017	$9,814	$10,049
9/30/2017	$9,786	$10,001
10/31/2017	$9,803	$10,007
11/30/2017	$9,802	$9,994
12/31/2017	$9,844	$10,040
1/31/2018	$9,775	$9,925
2/28/2018	$9,676	$9,830
3/31/2018	$9,740	$9,894
4/30/2018	$9,662	$9,820
5/31/2018	$9,692	$9,890
6/30/2018	$9,677	$9,878
7/31/2018	$9,715	$9,880
8/31/2018	$9,732	$9,944
9/30/2018	$9,701	$9,880
10/31/2018	$9,613	$9,802
11/30/2018	$9,650	$9,860
12/31/2018	$9,793	$10,041
1/31/2019	$9,952	$10,148
2/28/2019	$9,956	$10,142
3/31/2019	$10,125	$10,337
4/30/2019	$10,147	$10,339
5/31/2019	$10,293	$10,523
6/30/2019	$10,427	$10,655
7/31/2019	$10,456	$10,679
8/31/2019	$10,680	$10,955
9/30/2019	$10,625	$10,897
10/31/2019	$10,653	$10,930
11/30/2019	$10,657	$10,924
12/31/2019	$10,685	$10,917
1/31/2020	$10,883	$11,127
2/29/2020	$10,992	$11,327
3/31/2020	$10,608	$11,260
4/30/2020	$10,933	$11,460
5/31/2020	$11,172	$11,514
6/30/2020	$11,328	$11,586
7/31/2020	$11,624	$11,759
8/31/2020	$11,611	$11,665
9/30/2020	$11,583	$11,658
10/31/2020	$11,532	$11,606
11/30/2020	$11,797	$11,720
12/31/2020	$11,892	$11,736
1/31/2021	$11,834	$11,652
2/28/2021	$11,711	$11,484
3/31/2021	$11,594	$11,340
4/30/2021	$11,716	$11,430
5/31/2021	$11,751	$11,467
6/30/2021	$11,872	$11,548
7/31/2021	$11,969	$11,677
8/31/2021	$11,959	$11,655
9/30/2021	$11,855	$11,554
10/31/2021	$11,866	$11,551
11/30/2021	$11,887	$11,585
12/31/2021	$11,873	$11,555
1/31/2022	$11,638	$11,306
2/28/2022	$11,481	$11,180
3/31/2022	$11,205	$10,869
4/30/2022	$10,754	$10,457
5/31/2022	$10,757	$10,524
6/30/2022	$10,492	$10,359
7/31/2022	$10,748	$10,612
8/31/2022	$10,498	$10,313
9/30/2022	$10,045	$9,867
10/31/2022	$9,891	$9,739
11/30/2022	$10,255	$10,097
12/31/2022	$10,214	$10,052
1/31/2023	$10,595	$10,361
2/28/2023	$10,336	$10,093
3/31/2023	$10,547	$10,350
4/30/2023	$10,614	$10,412
5/31/2023	$10,506	$10,299
6/30/2023	$10,474	$10,262
7/31/2023	$10,494	$10,255
8/31/2023	$10,430	$10,189
9/30/2023	$10,158	$9,931
10/31/2023	$9,982	$9,774
11/30/2023	$10,457	$10,216
12/31/2023	$10,873	$10,608
1/31/2024	$10,869	$10,578
2/29/2024	$10,723	$10,429
3/31/2024	$10,833	$10,525
4/30/2024	$10,567	$10,259
5/31/2024	$10,751	$10,433
6/30/2024	$10,852	$10,532
7/31/2024	$11,092	$10,778
8/31/2024	$11,270	$10,933
9/30/2024	$11,424	$11,079
10/31/2024	$11,147	$10,805
11/30/2024	$11,267	$10,919
12/31/2024	$11,096	$10,740
1/31/2025	$11,165	$10,797
2/28/2025	$11,398	$11,035
3/31/2025	$11,367	$11,039
4/30/2025	$11,378	$11,082
5/31/2025	$11,324	$11,003
6/30/2025	$11,518	$11,172
7/31/2025	$11,492	$11,143
8/31/2025	$11,640	$11,276
9/30/2025	$11,766	$11,399
10/31/2025	$11,841	$11,470
11/30/2025	$11,894	$11,541
12/31/2025	$11,875	$11,524
1/31/2026	$11,923	$11,537
2/28/2026	$12,091	$11,726
3/31/2026	$11,848	$11,519
4/30/2026	$11,887	$11,532
5/31/2026	$11,928	$11,568
6/30/2026	$11,960	$11,596
7/31/2026	$11,783	$11,445
8/31/2026	$11,834	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	1.67	(0.21)	2.17
Class A with Load	(2.89)	(1.13)	1.70
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 10,968,413,628
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 26,836,690
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

Material Fund Change [Text Block]
C000092792
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Administrator Class
Trading Symbol	WIPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$10,009	$9,994
10/31/2016	$9,956	$9,918
11/30/2016	$9,721	$9,683
12/31/2016	$9,790	$9,697
1/31/2017	$9,852	$9,716
2/28/2017	$9,940	$9,781
3/31/2017	$9,949	$9,776
4/30/2017	$10,039	$9,851
5/31/2017	$10,131	$9,927
6/30/2017	$10,159	$9,917
7/31/2017	$10,211	$9,960
8/31/2017	$10,290	$10,049
9/30/2017	$10,260	$10,001
10/31/2017	$10,278	$10,007
11/30/2017	$10,279	$9,994
12/31/2017	$10,324	$10,040
1/31/2018	$10,252	$9,925
2/28/2018	$10,149	$9,830
3/31/2018	$10,217	$9,894
4/30/2018	$10,136	$9,820
5/31/2018	$10,168	$9,890
6/30/2018	$10,154	$9,878
7/31/2018	$10,195	$9,880
8/31/2018	$10,214	$9,944
9/30/2018	$10,182	$9,880
10/31/2018	$10,090	$9,802
11/30/2018	$10,130	$9,860
12/31/2018	$10,281	$10,041
1/31/2019	$10,450	$10,148
2/28/2019	$10,454	$10,142
3/31/2019	$10,633	$10,337
4/30/2019	$10,657	$10,339
5/31/2019	$10,803	$10,523
6/30/2019	$10,953	$10,655
7/31/2019	$10,985	$10,679
8/31/2019	$11,223	$10,955
9/30/2019	$11,166	$10,897
10/31/2019	$11,196	$10,930
11/30/2019	$11,201	$10,924
12/31/2019	$11,231	$10,917
1/31/2020	$11,431	$11,127
2/29/2020	$11,557	$11,327
3/31/2020	$11,153	$11,260
4/30/2020	$11,496	$11,460
5/31/2020	$11,740	$11,514
6/30/2020	$11,914	$11,586
7/31/2020	$12,219	$11,759
8/31/2020	$12,215	$11,665
9/30/2020	$12,178	$11,658
10/31/2020	$12,134	$11,606
11/30/2020	$12,414	$11,720
12/31/2020	$12,507	$11,736
1/31/2021	$12,446	$11,652
2/28/2021	$12,317	$11,484
3/31/2021	$12,205	$11,340
4/30/2021	$12,325	$11,430
5/31/2021	$12,373	$11,467
6/30/2021	$12,493	$11,548
7/31/2021	$12,596	$11,677
8/31/2021	$12,587	$11,655
9/30/2021	$12,487	$11,554
10/31/2021	$12,490	$11,551
11/30/2021	$12,513	$11,585
12/31/2021	$12,501	$11,555
1/31/2022	$12,262	$11,306
2/28/2022	$12,088	$11,180
3/31/2022	$11,797	$10,869
4/30/2022	$11,332	$10,457
5/31/2022	$11,335	$10,524
6/30/2022	$11,056	$10,359
7/31/2022	$11,317	$10,612
8/31/2022	$11,054	$10,313
9/30/2022	$10,577	$9,867
10/31/2022	$10,424	$9,739
11/30/2022	$10,809	$10,097
12/31/2022	$10,757	$10,052
1/31/2023	$11,169	$10,361
2/28/2023	$10,896	$10,093
3/31/2023	$11,119	$10,350
4/30/2023	$11,191	$10,412
5/31/2023	$11,078	$10,299
6/30/2023	$11,044	$10,262
7/31/2023	$11,065	$10,255
8/31/2023	$10,999	$10,189
9/30/2023	$10,711	$9,931
10/31/2023	$10,526	$9,774
11/30/2023	$11,027	$10,216
12/31/2023	$11,467	$10,608
1/31/2024	$11,463	$10,578
2/29/2024	$11,319	$10,429
3/31/2024	$11,426	$10,525
4/30/2024	$11,145	$10,259
5/31/2024	$11,350	$10,433
6/30/2024	$11,447	$10,532
7/31/2024	$11,709	$10,778
8/31/2024	$11,887	$10,933
9/30/2024	$12,050	$11,079
10/31/2024	$11,758	$10,805
11/30/2024	$11,886	$10,919
12/31/2024	$11,705	$10,740
1/31/2025	$11,778	$10,797
2/28/2025	$12,025	$11,035
3/31/2025	$11,993	$11,039
4/30/2025	$12,005	$11,082
5/31/2025	$11,949	$11,003
6/30/2025	$12,155	$11,172
7/31/2025	$12,128	$11,143
8/31/2025	$12,284	$11,276
9/30/2025	$12,418	$11,399
10/31/2025	$12,487	$11,470
11/30/2025	$12,554	$11,541
12/31/2025	$12,535	$11,524
1/31/2026	$12,587	$11,537
2/28/2026	$12,765	$11,726
3/31/2026	$12,508	$11,519
4/30/2026	$12,549	$11,532
5/31/2026	$12,594	$11,568
6/30/2026	$12,628	$11,596
7/31/2026	$12,441	$11,445
8/31/2026	$12,496	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	1.73	(0.14)	2.25
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 10,968,413,628
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 26,836,690
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

Material Fund Change [Text Block]
C000020350
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Institutional Class
Trading Symbol	SGVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through a diversified set of securitized exposures throughout the period.

Sector allocation, including securitized exposures, contributed to performance, as did security selection. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end. Duration also modestly detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,012	$10,004	$9,988	$9,994
10/31/2016	$9,938	$9,932	$9,882	$9,918
11/30/2016	$9,707	$9,713	$9,627	$9,683
12/31/2016	$9,708	$9,706	$9,616	$9,697
1/31/2017	$9,723	$9,719	$9,639	$9,716
2/28/2017	$9,774	$9,765	$9,685	$9,781
3/31/2017	$9,763	$9,764	$9,682	$9,776
4/30/2017	$9,833	$9,830	$9,748	$9,851
5/31/2017	$9,885	$9,892	$9,810	$9,927
6/30/2017	$9,873	$9,867	$9,795	$9,917
7/31/2017	$9,904	$9,896	$9,812	$9,960
8/31/2017	$9,985	$9,987	$9,916	$10,049
9/30/2017	$9,930	$9,929	$9,833	$10,001
10/31/2017	$9,929	$9,922	$9,821	$10,007
11/30/2017	$9,919	$9,908	$9,808	$9,994
12/31/2017	$9,954	$9,938	$9,837	$10,040
1/31/2018	$9,836	$9,814	$9,706	$9,925
2/28/2018	$9,771	$9,746	$9,635	$9,830
3/31/2018	$9,844	$9,822	$9,724	$9,894
4/30/2018	$9,771	$9,757	$9,646	$9,820
5/31/2018	$9,836	$9,835	$9,732	$9,890
6/30/2018	$9,846	$9,838	$9,734	$9,878
7/31/2018	$9,828	$9,811	$9,694	$9,880
8/31/2018	$9,886	$9,880	$9,767	$9,944
9/30/2018	$9,814	$9,803	$9,678	$9,880
10/31/2018	$9,770	$9,751	$9,633	$9,802
11/30/2018	$9,848	$9,837	$9,718	$9,860
12/31/2018	$10,035	$10,031	$9,924	$10,041
1/31/2019	$10,086	$10,092	$9,971	$10,148
2/28/2019	$10,080	$10,075	$9,945	$10,142
3/31/2019	$10,254	$10,247	$10,133	$10,337
4/30/2019	$10,230	$10,230	$10,106	$10,339
5/31/2019	$10,414	$10,424	$10,341	$10,523
6/30/2019	$10,502	$10,512	$10,435	$10,655
7/31/2019	$10,523	$10,522	$10,424	$10,679
8/31/2019	$10,773	$10,771	$10,774	$10,955
9/30/2019	$10,722	$10,719	$10,684	$10,897
10/31/2019	$10,734	$10,739	$10,692	$10,930
11/30/2019	$10,717	$10,723	$10,661	$10,924
12/31/2019	$10,681	$10,699	$10,602	$10,917
1/31/2020	$10,885	$10,886	$10,858	$11,127
2/29/2020	$11,089	$11,103	$11,142	$11,327
3/31/2020	$11,196	$11,321	$11,458	$11,260
4/30/2020	$11,292	$11,395	$11,531	$11,460
5/31/2020	$11,299	$11,389	$11,503	$11,514
6/30/2020	$11,324	$11,398	$11,514	$11,586
7/31/2020	$11,408	$11,483	$11,643	$11,759
8/31/2020	$11,355	$11,416	$11,519	$11,665
9/30/2020	$11,370	$11,421	$11,535	$11,658
10/31/2020	$11,316	$11,358	$11,430	$11,606
11/30/2020	$11,369	$11,387	$11,469	$11,720
12/31/2020	$11,402	$11,385	$11,444	$11,736
1/31/2021	$11,377	$11,329	$11,338	$11,652
2/28/2021	$11,273	$11,180	$11,138	$11,484
3/31/2021	$11,160	$11,058	$10,970	$11,340
4/30/2021	$11,243	$11,132	$11,051	$11,430
5/31/2021	$11,237	$11,149	$11,088	$11,467
6/30/2021	$11,271	$11,187	$11,157	$11,548
7/31/2021	$11,375	$11,303	$11,306	$11,677
8/31/2021	$11,350	$11,284	$11,287	$11,655
9/30/2021	$11,274	$11,196	$11,167	$11,554
10/31/2021	$11,267	$11,181	$11,158	$11,551
11/30/2021	$11,299	$11,224	$11,241	$11,585
12/31/2021	$11,242	$11,187	$11,184	$11,555
1/31/2022	$11,066	$10,996	$10,974	$11,306
2/28/2022	$10,970	$10,909	$10,902	$11,180
3/31/2022	$10,644	$10,594	$10,565	$10,869
4/30/2022	$10,289	$10,255	$10,243	$10,457
5/31/2022	$10,344	$10,311	$10,263	$10,524
6/30/2022	$10,211	$10,192	$10,173	$10,359
7/31/2022	$10,417	$10,418	$10,334	$10,612
8/31/2022	$10,143	$10,124	$10,080	$10,313
9/30/2022	$9,728	$9,716	$9,736	$9,867
10/31/2022	$9,556	$9,580	$9,602	$9,739
11/30/2022	$9,857	$9,885	$9,856	$10,097
12/31/2022	$9,798	$9,839	$9,806	$10,052
1/31/2023	$10,113	$10,114	$10,049	$10,361
2/28/2023	$9,871	$9,869	$9,817	$10,093
3/31/2023	$10,076	$10,112	$10,098	$10,350
4/30/2023	$10,140	$10,166	$10,152	$10,412
5/31/2023	$10,045	$10,068	$10,036	$10,299
6/30/2023	$9,949	$10,005	$9,962	$10,262
7/31/2023	$9,925	$9,983	$9,928	$10,255
8/31/2023	$9,870	$9,922	$9,878	$10,189
9/30/2023	$9,619	$9,673	$9,664	$9,931
10/31/2023	$9,461	$9,528	$9,550	$9,774
11/30/2023	$9,853	$9,916	$9,878	$10,216
12/31/2023	$10,217	$10,280	$10,207	$10,608
1/31/2024	$10,201	$10,248	$10,179	$10,578
2/29/2024	$10,052	$10,105	$10,047	$10,429
3/31/2024	$10,123	$10,185	$10,111	$10,525
4/30/2024	$9,867	$9,926	$9,879	$10,259
5/31/2024	$10,033	$10,090	$10,022	$10,433
6/30/2024	$10,146	$10,197	$10,122	$10,532
7/31/2024	$10,388	$10,434	$10,342	$10,778
8/31/2024	$10,535	$10,579	$10,474	$10,933
9/30/2024	$10,661	$10,706	$10,599	$11,079
10/31/2024	$10,366	$10,437	$10,349	$10,805
11/30/2024	$10,482	$10,539	$10,429	$10,919
12/31/2024	$10,319	$10,377	$10,270	$10,740
1/31/2025	$10,382	$10,431	$10,324	$10,797
2/28/2025	$10,617	$10,667	$10,545	$11,035
3/31/2025	$10,616	$10,682	$10,569	$11,039
4/30/2025	$10,668	$10,738	$10,636	$11,082
5/31/2025	$10,557	$10,635	$10,528	$11,003
6/30/2025	$10,719	$10,786	$10,659	$11,172
7/31/2025	$10,672	$10,745	$10,618	$11,143
8/31/2025	$10,815	$10,879	$10,730	$11,276
9/30/2025	$10,913	$10,983	$10,820	$11,399
10/31/2025	$10,989	$11,060	$10,887	$11,470
11/30/2025	$11,053	$11,128	$10,954	$11,541
12/31/2025	$11,038	$11,114	$10,919	$11,524
1/31/2026	$11,067	$11,123	$10,909	$11,537
2/28/2026	$11,253	$11,318	$11,106	$11,726
3/31/2026	$11,047	$11,127	$10,914	$11,519
4/30/2026	$11,056	$11,125	$10,906	$11,532
5/31/2026	$11,066	$11,144	$10,919	$11,568
6/30/2026	$11,098	$11,173	$10,949	$11,596
7/31/2026	$10,959	$11,040	$10,828	$11,445
8/31/2026	$11,003	$11,081	$10,862	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	1.74	(0.62)	0.96
Bloomberg U.S. Aggregate ex Credit Index	1.86	(0.36)	1.03
Bloomberg U.S. Government Bond Index	1.23	(0.77)	0.83
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 345,609,060
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 1,323,974
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$345,609,060
# of portfolio holdings	280
Portfolio turnover rate	56%
Total advisory fees paid	$1,323,974

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	68.5
U.S. Treasury securities	23.6
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.6
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.6
FNMA, 6.00%, 7‑1‑2055	2.5
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.3
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2031	1.6
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4

Material Fund Change [Text Block]
C000020349
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Class A
Trading Symbol	SGVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$79	0.78%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through a diversified set of securitized exposures throughout the period.

Sector allocation, including securitized exposures, contributed to performance, as did security selection. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end. Duration also modestly detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,550	$10,000	$10,000	$10,000
9/30/2016	$9,559	$10,004	$9,988	$9,994
10/31/2016	$9,485	$9,932	$9,882	$9,918
11/30/2016	$9,262	$9,713	$9,627	$9,683
12/31/2016	$9,260	$9,706	$9,616	$9,697
1/31/2017	$9,271	$9,719	$9,639	$9,716
2/28/2017	$9,317	$9,765	$9,685	$9,781
3/31/2017	$9,304	$9,764	$9,682	$9,776
4/30/2017	$9,368	$9,830	$9,748	$9,851
5/31/2017	$9,415	$9,892	$9,810	$9,927
6/30/2017	$9,400	$9,867	$9,795	$9,917
7/31/2017	$9,427	$9,896	$9,812	$9,960
8/31/2017	$9,500	$9,987	$9,916	$10,049
9/30/2017	$9,446	$9,929	$9,833	$10,001
10/31/2017	$9,442	$9,922	$9,821	$10,007
11/30/2017	$9,430	$9,908	$9,808	$9,994
12/31/2017	$9,460	$9,938	$9,837	$10,040
1/31/2018	$9,345	$9,814	$9,706	$9,925
2/28/2018	$9,280	$9,746	$9,635	$9,830
3/31/2018	$9,338	$9,822	$9,724	$9,894
4/30/2018	$9,266	$9,757	$9,646	$9,820
5/31/2018	$9,325	$9,835	$9,732	$9,890
6/30/2018	$9,331	$9,838	$9,734	$9,878
7/31/2018	$9,312	$9,811	$9,694	$9,880
8/31/2018	$9,364	$9,880	$9,767	$9,944
9/30/2018	$9,301	$9,803	$9,678	$9,880
10/31/2018	$9,248	$9,751	$9,633	$9,802
11/30/2018	$9,328	$9,837	$9,718	$9,860
12/31/2018	$9,493	$10,031	$9,924	$10,041
1/31/2019	$9,547	$10,092	$9,971	$10,148
2/28/2019	$9,529	$10,075	$9,945	$10,142
3/31/2019	$9,700	$10,247	$10,133	$10,337
4/30/2019	$9,675	$10,230	$10,106	$10,339
5/31/2019	$9,845	$10,424	$10,341	$10,523
6/30/2019	$9,916	$10,512	$10,435	$10,655
7/31/2019	$9,933	$10,522	$10,424	$10,679
8/31/2019	$10,174	$10,771	$10,774	$10,955
9/30/2019	$10,115	$10,719	$10,684	$10,897
10/31/2019	$10,123	$10,739	$10,692	$10,930
11/30/2019	$10,113	$10,723	$10,661	$10,924
12/31/2019	$10,066	$10,699	$10,602	$10,917
1/31/2020	$10,264	$10,886	$10,858	$11,127
2/29/2020	$10,444	$11,103	$11,142	$11,327
3/31/2020	$10,551	$11,321	$11,458	$11,260
4/30/2020	$10,639	$11,395	$11,531	$11,460
5/31/2020	$10,633	$11,389	$11,503	$11,514
6/30/2020	$10,663	$11,398	$11,514	$11,586
7/31/2020	$10,729	$11,483	$11,643	$11,759
8/31/2020	$10,685	$11,416	$11,519	$11,665
9/30/2020	$10,696	$11,421	$11,535	$11,658
10/31/2020	$10,633	$11,358	$11,430	$11,606
11/30/2020	$10,689	$11,387	$11,469	$11,720
12/31/2020	$10,708	$11,385	$11,444	$11,736
1/31/2021	$10,690	$11,329	$11,338	$11,652
2/28/2021	$10,590	$11,180	$11,138	$11,484
3/31/2021	$10,480	$11,058	$10,970	$11,340
4/30/2021	$10,546	$11,132	$11,051	$11,430
5/31/2021	$10,537	$11,149	$11,088	$11,467
6/30/2021	$10,575	$11,187	$11,157	$11,548
7/31/2021	$10,669	$11,303	$11,306	$11,677
8/31/2021	$10,642	$11,284	$11,287	$11,655
9/30/2021	$10,559	$11,196	$11,167	$11,554
10/31/2021	$10,548	$11,181	$11,158	$11,551
11/30/2021	$10,576	$11,224	$11,241	$11,585
12/31/2021	$10,528	$11,187	$11,184	$11,555
1/31/2022	$10,351	$10,996	$10,974	$11,306
2/28/2022	$10,258	$10,909	$10,902	$11,180
3/31/2022	$9,951	$10,594	$10,565	$10,869
4/30/2022	$9,625	$10,255	$10,243	$10,457
5/31/2022	$9,665	$10,311	$10,263	$10,524
6/30/2022	$9,537	$10,192	$10,173	$10,359
7/31/2022	$9,736	$10,418	$10,334	$10,612
8/31/2022	$9,477	$10,124	$10,080	$10,313
9/30/2022	$9,078	$9,716	$9,736	$9,867
10/31/2022	$8,914	$9,580	$9,602	$9,739
11/30/2022	$9,193	$9,885	$9,856	$10,097
12/31/2022	$9,135	$9,839	$9,806	$10,052
1/31/2023	$9,426	$10,114	$10,049	$10,361
2/28/2023	$9,197	$9,869	$9,817	$10,093
3/31/2023	$9,385	$10,112	$10,098	$10,350
4/30/2023	$9,443	$10,166	$10,152	$10,412
5/31/2023	$9,350	$10,068	$10,036	$10,299
6/30/2023	$9,258	$10,005	$9,962	$10,262
7/31/2023	$9,234	$9,983	$9,928	$10,255
8/31/2023	$9,180	$9,922	$9,878	$10,189
9/30/2023	$8,944	$9,673	$9,664	$9,931
10/31/2023	$8,794	$9,528	$9,550	$9,774
11/30/2023	$9,156	$9,916	$9,878	$10,216
12/31/2023	$9,501	$10,280	$10,207	$10,608
1/31/2024	$9,483	$10,248	$10,179	$10,578
2/29/2024	$9,332	$10,105	$10,047	$10,429
3/31/2024	$9,395	$10,185	$10,111	$10,525
4/30/2024	$9,155	$9,926	$9,879	$10,259
5/31/2024	$9,306	$10,090	$10,022	$10,433
6/30/2024	$9,408	$10,197	$10,122	$10,532
7/31/2024	$9,629	$10,434	$10,342	$10,778
8/31/2024	$9,763	$10,579	$10,474	$10,933
9/30/2024	$9,887	$10,706	$10,599	$11,079
10/31/2024	$9,611	$10,437	$10,349	$10,805
11/30/2024	$9,705	$10,539	$10,429	$10,919
12/31/2024	$9,561	$10,377	$10,270	$10,740
1/31/2025	$9,607	$10,431	$10,324	$10,797
2/28/2025	$9,822	$10,667	$10,545	$11,035
3/31/2025	$9,818	$10,682	$10,569	$11,039
4/30/2025	$9,864	$10,738	$10,636	$11,082
5/31/2025	$9,758	$10,635	$10,528	$11,003
6/30/2025	$9,916	$10,786	$10,659	$11,172
7/31/2025	$9,860	$10,745	$10,618	$11,143
8/31/2025	$9,990	$10,879	$10,730	$11,276
9/30/2025	$10,088	$10,983	$10,820	$11,399
10/31/2025	$10,145	$11,060	$10,887	$11,470
11/30/2025	$10,202	$11,128	$10,954	$11,541
12/31/2025	$10,186	$11,114	$10,919	$11,524
1/31/2026	$10,220	$11,123	$10,909	$11,537
2/28/2026	$10,389	$11,318	$11,106	$11,726
3/31/2026	$10,196	$11,127	$10,914	$11,519
4/30/2026	$10,191	$11,125	$10,906	$11,532
5/31/2026	$10,198	$11,144	$10,919	$11,568
6/30/2026	$10,225	$11,173	$10,949	$11,596
7/31/2026	$10,095	$11,040	$10,828	$11,445
8/31/2026	$10,133	$11,081	$10,862	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	1.43	(0.98)	0.59
Class A with Load	(3.13)	(1.88)	0.13
Bloomberg U.S. Aggregate ex Credit Index	1.86	(0.36)	1.03
Bloomberg U.S. Government Bond Index	1.23	(0.77)	0.83
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 345,609,060
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 1,323,974
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$345,609,060
# of portfolio holdings	280
Portfolio turnover rate	56%
Total advisory fees paid	$1,323,974

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	68.5
U.S. Treasury securities	23.6
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.6
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.6
FNMA, 6.00%, 7‑1‑2055	2.5
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.3
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2031	1.6
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4

Material Fund Change [Text Block]
C000150669
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	EKHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were technology, health care, and retailers. The biggest contributors to performance on a relative basis for the period were not owning LABL, Inc., Cablevision Lightpath LLC, and Saks Global Enterprises LLC. The biggest detractors from performance were Sabre Global, Inc.(This security was no longer held at the end of the reporting period.), not owning MultiPlan and Cornerstone Building Brands.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,039	$10,065	$10,002
10/31/2016	$10,018	$10,096	$9,936
11/30/2016	$9,939	$10,056	$9,713
12/31/2016	$10,133	$10,254	$9,742
1/31/2017	$10,202	$10,392	$9,776
2/28/2017	$10,399	$10,554	$9,851
3/31/2017	$10,378	$10,531	$9,848
4/30/2017	$10,541	$10,651	$9,930
5/31/2017	$10,647	$10,745	$10,006
6/30/2017	$10,657	$10,757	$9,998
7/31/2017	$10,791	$10,881	$10,048
8/31/2017	$10,803	$10,878	$10,134
9/30/2017	$10,845	$10,976	$10,099
10/31/2017	$10,887	$11,019	$10,111
11/30/2017	$10,896	$10,989	$10,096
12/31/2017	$10,905	$11,021	$10,140
1/31/2018	$10,913	$11,092	$10,042
2/28/2018	$10,796	$10,989	$9,947
3/31/2018	$10,707	$10,921	$9,997
4/30/2018	$10,716	$10,993	$9,931
5/31/2018	$10,695	$10,992	$9,985
6/30/2018	$10,703	$11,030	$9,970
7/31/2018	$10,843	$11,153	$9,991
8/31/2018	$10,888	$11,234	$10,040
9/30/2018	$10,896	$11,299	$9,997
10/31/2018	$10,605	$11,114	$9,914
11/30/2018	$10,549	$11,013	$9,958
12/31/2018	$10,324	$10,772	$10,114
1/31/2019	$10,772	$11,266	$10,254
2/28/2019	$11,054	$11,456	$10,265
3/31/2019	$11,133	$11,569	$10,450
4/30/2019	$11,279	$11,731	$10,465
5/31/2019	$11,049	$11,581	$10,625
6/30/2019	$11,437	$11,865	$10,775
7/31/2019	$11,446	$11,926	$10,807
8/31/2019	$11,454	$11,973	$11,052
9/30/2019	$11,497	$12,011	$11,004
10/31/2019	$11,540	$12,039	$11,040
11/30/2019	$11,722	$12,072	$11,037
12/31/2019	$11,940	$12,324	$11,054
1/31/2020	$11,947	$12,324	$11,252
2/29/2020	$11,669	$12,133	$11,421
3/31/2020	$10,751	$10,705	$11,198
4/30/2020	$11,116	$11,112	$11,422
5/31/2020	$11,481	$11,617	$11,529
6/30/2020	$11,559	$11,727	$11,625
7/31/2020	$11,997	$12,283	$11,829
8/31/2020	$12,146	$12,406	$11,761
9/30/2020	$12,041	$12,278	$11,740
10/31/2020	$12,045	$12,333	$11,698
11/30/2020	$12,450	$12,827	$11,850
12/31/2020	$12,636	$13,072	$11,891
1/31/2021	$12,602	$13,123	$11,817
2/28/2021	$12,568	$13,168	$11,664
3/31/2021	$12,566	$13,191	$11,528
4/30/2021	$12,678	$13,336	$11,625
5/31/2021	$12,679	$13,374	$11,670
6/30/2021	$12,828	$13,556	$11,755
7/31/2021	$12,941	$13,604	$11,873
8/31/2021	$13,055	$13,679	$11,865
9/30/2021	$12,904	$13,684	$11,763
10/31/2021	$12,867	$13,659	$11,754
11/30/2021	$12,792	$13,517	$11,768
12/31/2021	$13,022	$13,771	$11,760
1/31/2022	$12,647	$13,394	$11,502
2/28/2022	$12,579	$13,274	$11,345
3/31/2022	$12,475	$13,152	$11,041
4/30/2022	$11,986	$12,675	$10,629
5/31/2022	$11,960	$12,705	$10,688
6/30/2022	$11,192	$11,839	$10,474
7/31/2022	$11,793	$12,552	$10,738
8/31/2022	$11,530	$12,252	$10,458
9/30/2022	$11,149	$11,760	$10,008
10/31/2022	$11,481	$12,094	$9,898
11/30/2022	$11,697	$12,319	$10,267
12/31/2022	$11,597	$12,227	$10,232
1/31/2023	$12,056	$12,705	$10,550
2/28/2023	$11,875	$12,542	$10,290
3/31/2023	$11,988	$12,682	$10,532
4/30/2023	$12,059	$12,805	$10,596
5/31/2023	$11,971	$12,683	$10,486
6/30/2023	$12,172	$12,890	$10,470
7/31/2023	$12,372	$13,074	$10,480
8/31/2023	$12,406	$13,113	$10,417
9/30/2023	$12,271	$12,959	$10,169
10/31/2023	$12,095	$12,797	$10,016
11/30/2023	$12,599	$13,381	$10,467
12/31/2023	$12,976	$13,875	$10,864
1/31/2024	$13,011	$13,878	$10,838
2/29/2024	$13,045	$13,919	$10,708
3/31/2024	$13,253	$14,084	$10,813
4/30/2024	$13,151	$13,944	$10,560
5/31/2024	$13,271	$14,102	$10,735
6/30/2024	$13,394	$14,238	$10,834
7/31/2024	$13,654	$14,517	$11,079
8/31/2024	$13,781	$14,748	$11,243
9/30/2024	$13,906	$14,989	$11,397
10/31/2024	$13,899	$14,907	$11,138
11/30/2024	$14,027	$15,077	$11,255
12/31/2024	$14,064	$15,013	$11,085
1/31/2025	$14,242	$15,220	$11,152
2/28/2025	$14,327	$15,319	$11,383
3/31/2025	$14,177	$15,155	$11,380
4/30/2025	$14,168	$15,155	$11,420
5/31/2025	$14,394	$15,410	$11,362
6/30/2025	$14,717	$15,696	$11,539
7/31/2025	$14,754	$15,759	$11,523
8/31/2025	$14,886	$15,951	$11,661
9/30/2025	$15,019	$16,072	$11,785
10/31/2025	$15,006	$16,104	$11,863
11/30/2025	$15,091	$16,184	$11,934
12/31/2025	$15,176	$16,289	$11,926
1/31/2026	$15,262	$16,368	$11,944
2/28/2026	$15,295	$16,395	$12,126
3/31/2026	$15,128	$16,200	$11,909
4/30/2026	$15,364	$16,476	$11,945
5/31/2026	$15,449	$16,557	$11,987
6/30/2026	$15,535	$16,598	$12,018
7/31/2026	$15,466	$16,549	$11,871
8/31/2026	$15,655	$16,713	$11,922

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	5.17	3.70	4.58
ICE BofA U.S. High Yield Constrained Index	4.78	4.09	5.27
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 231,644,810
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 990,165
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$231,644,810
# of portfolio holdings	264
Portfolio turnover rate	46%
Total advisory fees paid	$990,165

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
A/A	0.3
BBB/Baa	6.0
BB/Ba	49.7
B/B	35.3
CCC/Caa and below	7.9
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
TransDigm, Inc., 6.19%, 1‑19‑2032	1.0
LATAM Airlines Group SA, 7.63%, 1‑7‑2031	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Cinemark USA, Inc., 7.00%, 8‑1‑2032	0.8
Beach Acquisition Bidco LLC (PIK at 10.75%), 10.00%, 7‑15‑2033	0.8

Material Fund Change [Text Block]
C000089484
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	EKHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$89	0.87%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were technology, health care, and retailers. The biggest contributors to performance on a relative basis for the period were not owning LABL, Inc., Cablevision Lightpath LLC, and Saks Global Enterprises LLC. The biggest detractors from performance were Sabre Global, Inc.(This security was no longer held at the end of the reporting period.), not owning MultiPlan and Cornerstone Building Brands.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$9,539	$10,000	$10,000
9/30/2016	$9,573	$10,065	$10,002
10/31/2016	$9,550	$10,096	$9,936
11/30/2016	$9,471	$10,056	$9,713
12/31/2016	$9,653	$10,254	$9,742
1/31/2017	$9,715	$10,392	$9,776
2/28/2017	$9,899	$10,554	$9,851
3/31/2017	$9,876	$10,531	$9,848
4/30/2017	$10,029	$10,651	$9,930
5/31/2017	$10,096	$10,745	$10,006
6/30/2017	$10,132	$10,757	$9,998
7/31/2017	$10,256	$10,881	$10,048
8/31/2017	$10,234	$10,878	$10,134
9/30/2017	$10,301	$10,976	$10,099
10/31/2017	$10,337	$11,019	$10,111
11/30/2017	$10,342	$10,989	$10,096
12/31/2017	$10,317	$11,021	$10,140
1/31/2018	$10,351	$11,092	$10,042
2/28/2018	$10,237	$10,989	$9,947
3/31/2018	$10,150	$10,921	$9,997
4/30/2018	$10,123	$10,993	$9,931
5/31/2018	$10,131	$10,992	$9,985
6/30/2018	$10,135	$11,030	$9,970
7/31/2018	$10,264	$11,153	$9,991
8/31/2018	$10,303	$11,234	$10,040
9/30/2018	$10,308	$11,299	$9,997
10/31/2018	$10,029	$11,114	$9,914
11/30/2018	$9,973	$11,013	$9,958
12/31/2018	$9,756	$10,772	$10,114
1/31/2019	$10,176	$11,266	$10,254
2/28/2019	$10,408	$11,456	$10,265
3/31/2019	$10,511	$11,569	$10,450
4/30/2019	$10,646	$11,731	$10,465
5/31/2019	$10,392	$11,581	$10,625
6/30/2019	$10,755	$11,865	$10,775
7/31/2019	$10,793	$11,926	$10,807
8/31/2019	$10,796	$11,973	$11,052
9/30/2019	$10,801	$12,011	$11,004
10/31/2019	$10,871	$12,039	$11,040
11/30/2019	$11,005	$12,072	$11,037
12/31/2019	$11,240	$12,324	$11,054
1/31/2020	$11,243	$12,324	$11,252
2/29/2020	$10,977	$12,133	$11,421
3/31/2020	$10,077	$10,705	$11,198
4/30/2020	$10,450	$11,112	$11,422
5/31/2020	$10,757	$11,617	$11,529
6/30/2020	$10,860	$11,727	$11,625
7/31/2020	$11,268	$12,283	$11,829
8/31/2020	$11,370	$12,406	$11,761
9/30/2020	$11,302	$12,278	$11,740
10/31/2020	$11,302	$12,333	$11,698
11/30/2020	$11,678	$12,827	$11,850
12/31/2020	$11,849	$13,072	$11,891
1/31/2021	$11,812	$13,123	$11,817
2/28/2021	$11,777	$13,168	$11,664
3/31/2021	$11,772	$13,191	$11,528
4/30/2021	$11,873	$13,336	$11,625
5/31/2021	$11,834	$13,374	$11,670
6/30/2021	$11,970	$13,556	$11,755
7/31/2021	$12,107	$13,604	$11,873
8/31/2021	$12,174	$13,679	$11,865
9/30/2021	$12,029	$13,684	$11,763
10/31/2021	$12,026	$13,659	$11,754
11/30/2021	$11,916	$13,517	$11,768
12/31/2021	$12,163	$13,771	$11,760
1/31/2022	$11,773	$13,394	$11,502
2/28/2022	$11,706	$13,274	$11,345
3/31/2022	$11,605	$13,152	$11,041
4/30/2022	$11,181	$12,675	$10,629
5/31/2022	$11,117	$12,705	$10,688
6/30/2022	$10,398	$11,839	$10,474
7/31/2022	$10,990	$12,552	$10,738
8/31/2022	$10,742	$12,252	$10,458
9/30/2022	$10,347	$11,760	$10,008
10/31/2022	$10,689	$12,094	$9,898
11/30/2022	$10,850	$12,319	$10,267
12/31/2022	$10,790	$12,227	$10,232
1/31/2023	$11,175	$12,705	$10,550
2/28/2023	$11,042	$12,542	$10,290
3/31/2023	$11,105	$12,682	$10,532
4/30/2023	$11,206	$12,805	$10,596
5/31/2023	$11,119	$12,683	$10,486
6/30/2023	$11,303	$12,890	$10,470
7/31/2023	$11,484	$13,074	$10,480
8/31/2023	$11,512	$13,113	$10,417
9/30/2023	$11,344	$12,959	$10,169
10/31/2023	$11,216	$12,797	$10,016
11/30/2023	$11,640	$13,381	$10,467
12/31/2023	$12,026	$13,875	$10,864
1/31/2024	$12,054	$13,878	$10,838
2/29/2024	$12,081	$13,919	$10,708
3/31/2024	$12,230	$14,084	$10,813
4/30/2024	$12,172	$13,944	$10,560
5/31/2024	$12,279	$14,102	$10,735
6/30/2024	$12,389	$14,238	$10,834
7/31/2024	$12,584	$14,517	$11,079
8/31/2024	$12,739	$14,748	$11,243
9/30/2024	$12,850	$14,989	$11,397
10/31/2024	$12,797	$14,907	$11,138
11/30/2024	$12,954	$15,077	$11,255
12/31/2024	$12,984	$15,013	$11,085
1/31/2025	$13,143	$15,220	$11,152
2/28/2025	$13,218	$15,319	$11,383
3/31/2025	$13,076	$15,155	$11,380
4/30/2025	$13,019	$15,155	$11,420
5/31/2025	$13,268	$15,410	$11,362
6/30/2025	$13,518	$15,696	$11,539
7/31/2025	$13,548	$15,759	$11,523
8/31/2025	$13,711	$15,951	$11,661
9/30/2025	$13,785	$16,072	$11,785
10/31/2025	$13,814	$16,104	$11,863
11/30/2025	$13,888	$16,184	$11,934
12/31/2025	$13,962	$16,289	$11,926
1/31/2026	$14,037	$16,368	$11,944
2/28/2026	$14,064	$16,395	$12,126
3/31/2026	$13,906	$16,200	$11,909
4/30/2026	$14,120	$16,476	$11,945
5/31/2026	$14,193	$16,557	$11,987
6/30/2026	$14,221	$16,598	$12,018
7/31/2026	$14,200	$16,549	$11,871
8/31/2026	$14,322	$16,713	$11,922

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.46	3.30	4.15
Class A with Load	(0.11)	2.37	3.66
ICE BofA U.S. High Yield Constrained Index	4.78	4.09	5.27
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 231,644,810
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 990,165
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$231,644,810
# of portfolio holdings	264
Portfolio turnover rate	46%
Total advisory fees paid	$990,165

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
A/A	0.3
BBB/Baa	6.0
BB/Ba	49.7
B/B	35.3
CCC/Caa and below	7.9
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
TransDigm, Inc., 6.19%, 1‑19‑2032	1.0
LATAM Airlines Group SA, 7.63%, 1‑7‑2031	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Cinemark USA, Inc., 7.00%, 8‑1‑2032	0.8
Beach Acquisition Bidco LLC (PIK at 10.75%), 10.00%, 7‑15‑2033	0.8

Material Fund Change [Text Block]
C000020361
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Institutional Class
Trading Symbol	WSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Over the past 12 months, the Federal Reserve cut rates before stubborn above-target inflation and a strong economy led the market to price in future hikes. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating attractive relative-value trading opportunities.

We added to our overweight in agency mortgages and we increased exposure to seasoned discount shorter-maturity mortgage pools. We reduced positioning in floating- and fixed-rate collateralized mortgage obligations (CMOs) and newer-production adjustable-rate mortgages (ARMs). Our nongovernment exposure declined marginally as reductions in residential and commercial mortgage-backed securities (RMBS and CMBS) slightly exceeded an increase in asset-backed securities (ABS).

Security selection and sector positioning contributed to performance. Adjustable-rate mortgages (ARMs) and collateralized mortgage obligations (CMOs) contributed, as did agency pass-throughs. ABS, non-agencies, and CMBS also contributed. There were no notable detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,027	$10,012	$9,994
10/31/2016	$10,024	$10,006	$9,918
11/30/2016	$9,970	$9,964	$9,683
12/31/2016	$9,975	$9,967	$9,697
1/31/2017	$9,991	$9,981	$9,716
2/28/2017	$10,006	$9,991	$9,781
3/31/2017	$10,011	$9,995	$9,776
4/30/2017	$10,036	$10,010	$9,851
5/31/2017	$10,052	$10,023	$9,927
6/30/2017	$10,037	$10,015	$9,917
7/31/2017	$10,064	$10,036	$9,960
8/31/2017	$10,081	$10,056	$10,049
9/30/2017	$10,078	$10,039	$10,001
10/31/2017	$10,075	$10,033	$10,007
11/30/2017	$10,052	$10,011	$9,994
12/31/2017	$10,052	$10,012	$10,040
1/31/2018	$10,020	$9,982	$9,925
2/28/2018	$10,018	$9,977	$9,830
3/31/2018	$10,038	$9,997	$9,894
4/30/2018	$10,016	$9,980	$9,820
5/31/2018	$10,026	$10,017	$9,890
6/30/2018	$10,037	$10,018	$9,878
7/31/2018	$10,038	$10,017	$9,880
8/31/2018	$10,061	$10,050	$9,944
9/30/2018	$10,054	$10,038	$9,880
10/31/2018	$10,057	$10,053	$9,802
11/30/2018	$10,092	$10,089	$9,860
12/31/2018	$10,159	$10,170	$10,041
1/31/2019	$10,195	$10,197	$10,148
2/28/2019	$10,199	$10,207	$10,142
3/31/2019	$10,267	$10,271	$10,337
4/30/2019	$10,291	$10,291	$10,339
5/31/2019	$10,369	$10,367	$10,523
6/30/2019	$10,414	$10,421	$10,655
7/31/2019	$10,416	$10,409	$10,679
8/31/2019	$10,493	$10,493	$10,955
9/30/2019	$10,484	$10,482	$10,897
10/31/2019	$10,519	$10,516	$10,930
11/30/2019	$10,508	$10,513	$10,924
12/31/2019	$10,522	$10,535	$10,917
1/31/2020	$10,598	$10,593	$11,127
2/29/2020	$10,708	$10,687	$11,327
3/31/2020	$10,720	$10,822	$11,260
4/30/2020	$10,809	$10,837	$11,460
5/31/2020	$10,841	$10,846	$11,514
6/30/2020	$10,863	$10,850	$11,586
7/31/2020	$10,861	$10,860	$11,759
8/31/2020	$10,890	$10,858	$11,665
9/30/2020	$10,895	$10,861	$11,658
10/31/2020	$10,899	$10,857	$11,606
11/30/2020	$10,901	$10,861	$11,720
12/31/2020	$10,914	$10,866	$11,736
1/31/2021	$10,926	$10,870	$11,652
2/28/2021	$10,915	$10,864	$11,484
3/31/2021	$10,915	$10,861	$11,340
4/30/2021	$10,915	$10,865	$11,430
5/31/2021	$10,904	$10,875	$11,467
6/30/2021	$10,870	$10,857	$11,548
7/31/2021	$10,881	$10,876	$11,677
8/31/2021	$10,869	$10,875	$11,655
9/30/2021	$10,869	$10,864	$11,554
10/31/2021	$10,835	$10,829	$11,551
11/30/2021	$10,803	$10,824	$11,585
12/31/2021	$10,781	$10,801	$11,555
1/31/2022	$10,703	$10,726	$11,306
2/28/2022	$10,637	$10,681	$11,180
3/31/2022	$10,470	$10,531	$10,869
4/30/2022	$10,384	$10,481	$10,457
5/31/2022	$10,423	$10,543	$10,524
6/30/2022	$10,340	$10,477	$10,359
7/31/2022	$10,384	$10,520	$10,612
8/31/2022	$10,304	$10,437	$10,313
9/30/2022	$10,122	$10,315	$9,867
10/31/2022	$10,053	$10,304	$9,739
11/30/2022	$10,146	$10,372	$10,097
12/31/2022	$10,171	$10,390	$10,052
1/31/2023	$10,289	$10,467	$10,361
2/28/2023	$10,212	$10,386	$10,093
3/31/2023	$10,308	$10,555	$10,350
4/30/2023	$10,350	$10,584	$10,412
5/31/2023	$10,311	$10,547	$10,299
6/30/2023	$10,261	$10,494	$10,262
7/31/2023	$10,294	$10,530	$10,255
8/31/2023	$10,332	$10,572	$10,189
9/30/2023	$10,312	$10,569	$9,931
10/31/2023	$10,329	$10,606	$9,774
11/30/2023	$10,488	$10,716	$10,216
12/31/2023	$10,638	$10,839	$10,608
1/31/2024	$10,692	$10,878	$10,578
2/29/2024	$10,662	$10,832	$10,429
3/31/2024	$10,715	$10,870	$10,525
4/30/2024	$10,686	$10,829	$10,259
5/31/2024	$10,755	$10,905	$10,433
6/30/2024	$10,836	$10,969	$10,532
7/31/2024	$10,954	$11,096	$10,778
8/31/2024	$11,061	$11,196	$10,933
9/30/2024	$11,165	$11,286	$11,079
10/31/2024	$11,095	$11,219	$10,805
11/30/2024	$11,125	$11,251	$10,919
12/31/2024	$11,144	$11,276	$10,740
1/31/2025	$11,198	$11,326	$10,797
2/28/2025	$11,290	$11,406	$11,035
3/31/2025	$11,347	$11,459	$11,039
4/30/2025	$11,428	$11,552	$11,082
5/31/2025	$11,406	$11,526	$11,003
6/30/2025	$11,487	$11,596	$11,172
7/31/2025	$11,490	$11,589	$11,143
8/31/2025	$11,583	$11,690	$11,276
9/30/2025	$11,625	$11,726	$11,399
10/31/2025	$11,666	$11,765	$11,470
11/30/2025	$11,732	$11,820	$11,541
12/31/2025	$11,772	$11,859	$11,524
1/31/2026	$11,822	$11,881	$11,537
2/28/2026	$11,885	$11,946	$11,726
3/31/2026	$11,830	$11,891	$11,519
4/30/2026	$11,853	$11,914	$11,532
5/31/2026	$11,862	$11,929	$11,568
6/30/2026	$11,884	$11,935	$11,596
7/31/2026	$11,906	$11,953	$11,445
8/31/2026	$11,942	$11,982	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.10	1.90	1.79
Bloomberg U.S. 1-3 Year Government Bond Index	2.49	1.96	1.82
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 213,832,465
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 569,633
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$213,832,465
# of portfolio holdings	69
Portfolio turnover rate	203%
Total advisory fees paid	$569,633

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	88.2
Asset-backed securities	6.1
U.S. Treasury securities	5.1
Non-agency mortgage-backed securities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 3.42%, 7‑1‑2049	6.2
FHLMC, 5.05%, 8‑1‑2055	5.7
U.S. Treasury Notes, 4.25%, 8‑15‑2029	5.0
FNMA, 1.50%, 2‑1‑2032	4.7
FHLMC, 3.01%, 11‑1‑2048	4.0
FNMA, 2.50%, 3‑1‑2035	3.6
FNMA, 3.00%, 3‑1‑2040	3.1
FHLMC, 2.50%, 6‑1‑2028	3.0
FHLMC Series 470 Class FA, 4.04%, 8‑25‑2029	2.8
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	2.5

Material Fund Change [Text Block]
C000120079
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class R6
Trading Symbol	MSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Over the past 12 months, the Federal Reserve cut rates before stubborn above-target inflation and a strong economy led the market to price in future hikes. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating attractive relative-value trading opportunities.

We added to our overweight in agency mortgages and we increased exposure to seasoned discount shorter-maturity mortgage pools. We reduced positioning in floating- and fixed-rate collateralized mortgage obligations (CMOs) and newer-production adjustable-rate mortgages (ARMs). Our nongovernment exposure declined marginally as reductions in residential and commercial mortgage-backed securities (RMBS and CMBS) slightly exceeded an increase in asset-backed securities (ABS).

Security selection and sector positioning contributed to performance. Adjustable-rate mortgages (ARMs) and collateralized mortgage obligations (CMOs) contributed, as did agency pass-throughs. ABS, non-agencies, and CMBS also contributed. There were no notable detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,028	$10,012	$9,994
10/31/2016	$10,035	$10,006	$9,918
11/30/2016	$9,981	$9,964	$9,683
12/31/2016	$9,987	$9,967	$9,697
1/31/2017	$9,993	$9,981	$9,716
2/28/2017	$10,019	$9,991	$9,781
3/31/2017	$10,024	$9,995	$9,776
4/30/2017	$10,049	$10,010	$9,851
5/31/2017	$10,066	$10,023	$9,927
6/30/2017	$10,052	$10,015	$9,917
7/31/2017	$10,079	$10,036	$9,960
8/31/2017	$10,096	$10,056	$10,049
9/30/2017	$10,094	$10,039	$10,001
10/31/2017	$10,081	$10,033	$10,007
11/30/2017	$10,069	$10,011	$9,994
12/31/2017	$10,069	$10,012	$10,040
1/31/2018	$10,037	$9,982	$9,925
2/28/2018	$10,036	$9,977	$9,830
3/31/2018	$10,056	$9,997	$9,894
4/30/2018	$10,035	$9,980	$9,820
5/31/2018	$10,046	$10,017	$9,890
6/30/2018	$10,057	$10,018	$9,878
7/31/2018	$10,059	$10,017	$9,880
8/31/2018	$10,082	$10,050	$9,944
9/30/2018	$10,075	$10,038	$9,880
10/31/2018	$10,079	$10,053	$9,802
11/30/2018	$10,114	$10,089	$9,860
12/31/2018	$10,182	$10,170	$10,041
1/31/2019	$10,219	$10,197	$10,148
2/28/2019	$10,223	$10,207	$10,142
3/31/2019	$10,292	$10,271	$10,337
4/30/2019	$10,316	$10,291	$10,339
5/31/2019	$10,394	$10,367	$10,523
6/30/2019	$10,440	$10,421	$10,655
7/31/2019	$10,442	$10,409	$10,679
8/31/2019	$10,520	$10,493	$10,955
9/30/2019	$10,522	$10,482	$10,897
10/31/2019	$10,546	$10,516	$10,930
11/30/2019	$10,536	$10,513	$10,924
12/31/2019	$10,562	$10,535	$10,917
1/31/2020	$10,628	$10,593	$11,127
2/29/2020	$10,738	$10,687	$11,327
3/31/2020	$10,751	$10,822	$11,260
4/30/2020	$10,839	$10,837	$11,460
5/31/2020	$10,873	$10,846	$11,514
6/30/2020	$10,895	$10,850	$11,586
7/31/2020	$10,893	$10,860	$11,759
8/31/2020	$10,923	$10,858	$11,665
9/30/2020	$10,928	$10,861	$11,658
10/31/2020	$10,933	$10,857	$11,606
11/30/2020	$10,936	$10,861	$11,720
12/31/2020	$10,949	$10,866	$11,736
1/31/2021	$10,962	$10,870	$11,652
2/28/2021	$10,951	$10,864	$11,484
3/31/2021	$10,952	$10,861	$11,340
4/30/2021	$10,952	$10,865	$11,430
5/31/2021	$10,941	$10,875	$11,467
6/30/2021	$10,908	$10,857	$11,548
7/31/2021	$10,919	$10,876	$11,677
8/31/2021	$10,908	$10,875	$11,655
9/30/2021	$10,908	$10,864	$11,554
10/31/2021	$10,875	$10,829	$11,551
11/30/2021	$10,843	$10,824	$11,585
12/31/2021	$10,822	$10,801	$11,555
1/31/2022	$10,744	$10,726	$11,306
2/28/2022	$10,667	$10,681	$11,180
3/31/2022	$10,512	$10,531	$10,869
4/30/2022	$10,414	$10,481	$10,457
5/31/2022	$10,466	$10,543	$10,524
6/30/2022	$10,382	$10,477	$10,359
7/31/2022	$10,416	$10,520	$10,612
8/31/2022	$10,336	$10,437	$10,313
9/30/2022	$10,165	$10,315	$9,867
10/31/2022	$10,085	$10,304	$9,739
11/30/2022	$10,190	$10,372	$10,097
12/31/2022	$10,216	$10,390	$10,052
1/31/2023	$10,335	$10,467	$10,361
2/28/2023	$10,246	$10,386	$10,093
3/31/2023	$10,355	$10,555	$10,350
4/30/2023	$10,397	$10,584	$10,412
5/31/2023	$10,359	$10,547	$10,299
6/30/2023	$10,309	$10,494	$10,262
7/31/2023	$10,343	$10,530	$10,255
8/31/2023	$10,381	$10,572	$10,189
9/30/2023	$10,362	$10,569	$9,931
10/31/2023	$10,379	$10,606	$9,774
11/30/2023	$10,540	$10,716	$10,216
12/31/2023	$10,691	$10,839	$10,608
1/31/2024	$10,745	$10,878	$10,578
2/29/2024	$10,715	$10,832	$10,429
3/31/2024	$10,770	$10,870	$10,525
4/30/2024	$10,728	$10,829	$10,259
5/31/2024	$10,811	$10,905	$10,433
6/30/2024	$10,893	$10,969	$10,532
7/31/2024	$11,012	$11,096	$10,778
8/31/2024	$11,106	$11,196	$10,933
9/30/2024	$11,223	$11,286	$11,079
10/31/2024	$11,155	$11,219	$10,805
11/30/2024	$11,185	$11,251	$10,919
12/31/2024	$11,204	$11,276	$10,740
1/31/2025	$11,260	$11,326	$10,797
2/28/2025	$11,352	$11,406	$11,035
3/31/2025	$11,409	$11,459	$11,039
4/30/2025	$11,491	$11,552	$11,082
5/31/2025	$11,471	$11,526	$11,003
6/30/2025	$11,552	$11,596	$11,172
7/31/2025	$11,556	$11,589	$11,143
8/31/2025	$11,650	$11,690	$11,276
9/30/2025	$11,692	$11,726	$11,399
10/31/2025	$11,734	$11,765	$11,470
11/30/2025	$11,801	$11,820	$11,541
12/31/2025	$11,841	$11,859	$11,524
1/31/2026	$11,893	$11,881	$11,537
2/28/2026	$11,956	$11,946	$11,726
3/31/2026	$11,888	$11,891	$11,519
4/30/2026	$11,925	$11,914	$11,532
5/31/2026	$11,935	$11,929	$11,568
6/30/2026	$11,958	$11,935	$11,596
7/31/2026	$11,980	$11,953	$11,445
8/31/2026	$12,017	$11,982	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.15	1.96	1.85
Bloomberg U.S. 1-3 Year Government Bond Index	2.49	1.96	1.82
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 213,832,465
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 569,633
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$213,832,465
# of portfolio holdings	69
Portfolio turnover rate	203%
Total advisory fees paid	$569,633

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	88.2
Asset-backed securities	6.1
U.S. Treasury securities	5.1
Non-agency mortgage-backed securities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 3.42%, 7‑1‑2049	6.2
FHLMC, 5.05%, 8‑1‑2055	5.7
U.S. Treasury Notes, 4.25%, 8‑15‑2029	5.0
FNMA, 1.50%, 2‑1‑2032	4.7
FHLMC, 3.01%, 11‑1‑2048	4.0
FNMA, 2.50%, 3‑1‑2035	3.6
FNMA, 3.00%, 3‑1‑2040	3.1
FHLMC, 2.50%, 6‑1‑2028	3.0
FHLMC Series 470 Class FA, 4.04%, 8‑25‑2029	2.8
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	2.5

Material Fund Change [Text Block]
C000020362
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class A
Trading Symbol	MSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$77	0.76%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Over the past 12 months, the Federal Reserve cut rates before stubborn above-target inflation and a strong economy led the market to price in future hikes. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating attractive relative-value trading opportunities.

We added to our overweight in agency mortgages and we increased exposure to seasoned discount shorter-maturity mortgage pools. We reduced positioning in floating- and fixed-rate collateralized mortgage obligations (CMOs) and newer-production adjustable-rate mortgages (ARMs). Our nongovernment exposure declined marginally as reductions in residential and commercial mortgage-backed securities (RMBS and CMBS) slightly exceeded an increase in asset-backed securities (ABS).

Security selection and sector positioning contributed to performance. Adjustable-rate mortgages (ARMs) and collateralized mortgage obligations (CMOs) contributed, as did agency pass-throughs. ABS, non-agencies, and CMBS also contributed. There were no notable detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,800	$10,000	$10,000
9/30/2016	$9,824	$10,012	$9,994
10/31/2016	$9,827	$10,006	$9,918
11/30/2016	$9,771	$9,964	$9,683
12/31/2016	$9,774	$9,967	$9,697
1/31/2017	$9,776	$9,981	$9,716
2/28/2017	$9,798	$9,991	$9,781
3/31/2017	$9,800	$9,995	$9,776
4/30/2017	$9,822	$10,010	$9,851
5/31/2017	$9,834	$10,023	$9,927
6/30/2017	$9,817	$10,015	$9,917
7/31/2017	$9,830	$10,036	$9,960
8/31/2017	$9,844	$10,056	$10,049
9/30/2017	$9,838	$10,039	$10,001
10/31/2017	$9,832	$10,033	$10,007
11/30/2017	$9,807	$10,011	$9,994
12/31/2017	$9,813	$10,012	$10,040
1/31/2018	$9,769	$9,982	$9,925
2/28/2018	$9,764	$9,977	$9,830
3/31/2018	$9,781	$9,997	$9,894
4/30/2018	$9,757	$9,980	$9,820
5/31/2018	$9,774	$10,017	$9,890
6/30/2018	$9,771	$10,018	$9,878
7/31/2018	$9,769	$10,017	$9,880
8/31/2018	$9,789	$10,050	$9,944
9/30/2018	$9,779	$10,038	$9,880
10/31/2018	$9,779	$10,053	$9,802
11/30/2018	$9,820	$10,089	$9,860
12/31/2018	$9,872	$10,170	$10,041
1/31/2019	$9,904	$10,197	$10,148
2/28/2019	$9,905	$10,207	$10,142
3/31/2019	$9,979	$10,271	$10,337
4/30/2019	$9,989	$10,291	$10,339
5/31/2019	$10,061	$10,367	$10,523
6/30/2019	$10,102	$10,421	$10,655
7/31/2019	$10,101	$10,409	$10,679
8/31/2019	$10,173	$10,493	$10,955
9/30/2019	$10,171	$10,482	$10,897
10/31/2019	$10,191	$10,516	$10,930
11/30/2019	$10,188	$10,513	$10,924
12/31/2019	$10,199	$10,535	$10,917
1/31/2020	$10,270	$10,593	$11,127
2/29/2020	$10,363	$10,687	$11,327
3/31/2020	$10,382	$10,822	$11,260
4/30/2020	$10,454	$10,837	$11,460
5/31/2020	$10,482	$10,846	$11,514
6/30/2020	$10,500	$10,850	$11,586
7/31/2020	$10,506	$10,860	$11,759
8/31/2020	$10,520	$10,858	$11,665
9/30/2020	$10,521	$10,861	$11,658
10/31/2020	$10,522	$10,857	$11,606
11/30/2020	$10,532	$10,861	$11,720
12/31/2020	$10,542	$10,866	$11,736
1/31/2021	$10,539	$10,870	$11,652
2/28/2021	$10,526	$10,864	$11,484
3/31/2021	$10,522	$10,861	$11,340
4/30/2021	$10,519	$10,865	$11,430
5/31/2021	$10,505	$10,875	$11,467
6/30/2021	$10,480	$10,857	$11,548
7/31/2021	$10,477	$10,876	$11,677
8/31/2021	$10,473	$10,875	$11,655
9/30/2021	$10,469	$10,864	$11,554
10/31/2021	$10,423	$10,829	$11,551
11/30/2021	$10,399	$10,824	$11,585
12/31/2021	$10,365	$10,801	$11,555
1/31/2022	$10,297	$10,726	$11,306
2/28/2022	$10,219	$10,681	$11,180
3/31/2022	$10,067	$10,531	$10,869
4/30/2022	$9,970	$10,481	$10,457
5/31/2022	$10,016	$10,543	$10,524
6/30/2022	$9,932	$10,477	$10,359
7/31/2022	$9,961	$10,520	$10,612
8/31/2022	$9,881	$10,437	$10,313
9/30/2022	$9,703	$10,315	$9,867
10/31/2022	$9,634	$10,304	$9,739
11/30/2022	$9,731	$10,372	$10,097
12/31/2022	$9,753	$10,390	$10,052
1/31/2023	$9,862	$10,467	$10,361
2/28/2023	$9,775	$10,386	$10,093
3/31/2023	$9,875	$10,555	$10,350
4/30/2023	$9,912	$10,584	$10,412
5/31/2023	$9,871	$10,547	$10,299
6/30/2023	$9,821	$10,494	$10,262
7/31/2023	$9,850	$10,530	$10,255
8/31/2023	$9,883	$10,572	$10,189
9/30/2023	$9,861	$10,569	$9,931
10/31/2023	$9,874	$10,606	$9,774
11/30/2023	$10,024	$10,716	$10,216
12/31/2023	$10,164	$10,839	$10,608
1/31/2024	$10,213	$10,878	$10,578
2/29/2024	$10,181	$10,832	$10,429
3/31/2024	$10,229	$10,870	$10,525
4/30/2024	$10,186	$10,829	$10,259
5/31/2024	$10,261	$10,905	$10,433
6/30/2024	$10,336	$10,969	$10,532
7/31/2024	$10,445	$11,096	$10,778
8/31/2024	$10,532	$11,196	$10,933
9/30/2024	$10,640	$11,286	$11,079
10/31/2024	$10,571	$11,219	$10,805
11/30/2024	$10,596	$11,251	$10,919
12/31/2024	$10,610	$11,276	$10,740
1/31/2025	$10,659	$11,326	$10,797
2/28/2025	$10,744	$11,406	$11,035
3/31/2025	$10,795	$11,459	$11,039
4/30/2025	$10,869	$11,552	$11,082
5/31/2025	$10,846	$11,526	$11,003
6/30/2025	$10,919	$11,596	$11,172
7/31/2025	$10,919	$11,589	$11,143
8/31/2025	$11,004	$11,690	$11,276
9/30/2025	$11,041	$11,726	$11,399
10/31/2025	$11,076	$11,765	$11,470
11/30/2025	$11,136	$11,820	$11,541
12/31/2025	$11,170	$11,859	$11,524
1/31/2026	$11,215	$11,881	$11,537
2/28/2026	$11,272	$11,946	$11,726
3/31/2026	$11,204	$11,891	$11,519
4/30/2026	$11,235	$11,914	$11,532
5/31/2026	$11,240	$11,929	$11,568
6/30/2026	$11,257	$11,935	$11,596
7/31/2026	$11,263	$11,953	$11,445
8/31/2026	$11,306	$11,982	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.74	1.54	1.44
Class A with Load	0.69	1.13	1.24
Bloomberg U.S. 1-3 Year Government Bond Index	2.49	1.96	1.82
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 213,832,465
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 569,633
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$213,832,465
# of portfolio holdings	69
Portfolio turnover rate	203%
Total advisory fees paid	$569,633

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	88.2
Asset-backed securities	6.1
U.S. Treasury securities	5.1
Non-agency mortgage-backed securities	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 3.42%, 7‑1‑2049	6.2
FHLMC, 5.05%, 8‑1‑2055	5.7
U.S. Treasury Notes, 4.25%, 8‑15‑2029	5.0
FNMA, 1.50%, 2‑1‑2032	4.7
FHLMC, 3.01%, 11‑1‑2048	4.0
FNMA, 2.50%, 3‑1‑2035	3.6
FNMA, 3.00%, 3‑1‑2040	3.1
FHLMC, 2.50%, 6‑1‑2028	3.0
FHLMC Series 470 Class FA, 4.04%, 8‑25‑2029	2.8
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	2.5

Material Fund Change [Text Block]
C000020382
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Institutional Class
Trading Symbol	SSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$29	0.29%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures.

Sector allocation, including securitized and diversified plus sector exposure, contributed to performance, as did credit-quality allocation, security selection, and duration. Plus sector exposure includes a mix of emerging market debt, high yield bonds, European investment grade bonds, and global government bonds. Yield-curve positioning detracted, particularly an underweight to the 1-year portion of the curve.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,013	$10,011	$9,994
10/31/2016	$10,015	$10,008	$9,918
11/30/2016	$9,982	$9,966	$9,683
12/31/2016	$9,995	$9,973	$9,697
1/31/2017	$10,020	$9,991	$9,716
2/28/2017	$10,046	$10,008	$9,781
3/31/2017	$10,048	$10,013	$9,776
4/30/2017	$10,073	$10,031	$9,851
5/31/2017	$10,098	$10,048	$9,927
6/30/2017	$10,099	$10,044	$9,917
7/31/2017	$10,123	$10,070	$9,960
8/31/2017	$10,149	$10,090	$10,049
9/30/2017	$10,141	$10,078	$10,001
10/31/2017	$10,143	$10,075	$10,007
11/30/2017	$10,123	$10,054	$9,994
12/31/2017	$10,126	$10,057	$10,040
1/31/2018	$10,118	$10,030	$9,925
2/28/2018	$10,111	$10,021	$9,830
3/31/2018	$10,116	$10,037	$9,894
4/30/2018	$10,122	$10,026	$9,820
5/31/2018	$10,152	$10,064	$9,890
6/30/2018	$10,147	$10,065	$9,878
7/31/2018	$10,165	$10,070	$9,880
8/31/2018	$10,196	$10,106	$9,944
9/30/2018	$10,204	$10,098	$9,880
10/31/2018	$10,201	$10,109	$9,802
11/30/2018	$10,222	$10,139	$9,860
12/31/2018	$10,267	$10,218	$10,041
1/31/2019	$10,349	$10,258	$10,148
2/28/2019	$10,385	$10,273	$10,142
3/31/2019	$10,456	$10,341	$10,337
4/30/2019	$10,491	$10,364	$10,339
5/31/2019	$10,551	$10,436	$10,523
6/30/2019	$10,610	$10,494	$10,655
7/31/2019	$10,622	$10,488	$10,679
8/31/2019	$10,694	$10,572	$10,955
9/30/2019	$10,705	$10,567	$10,897
10/31/2019	$10,739	$10,604	$10,930
11/30/2019	$10,737	$10,603	$10,924
12/31/2019	$10,759	$10,629	$10,917
1/31/2020	$10,830	$10,688	$11,127
2/29/2020	$10,901	$10,775	$11,327
3/31/2020	$10,629	$10,809	$11,260
4/30/2020	$10,846	$10,877	$11,460
5/31/2020	$11,003	$10,913	$11,514
6/30/2020	$11,109	$10,935	$11,586
7/31/2020	$11,215	$10,956	$11,759
8/31/2020	$11,252	$10,960	$11,665
9/30/2020	$11,257	$10,961	$11,658
10/31/2020	$11,273	$10,963	$11,606
11/30/2020	$11,367	$10,974	$11,720
12/31/2020	$11,416	$10,984	$11,736
1/31/2021	$11,434	$10,987	$11,652
2/28/2021	$11,438	$10,984	$11,484
3/31/2021	$11,425	$10,979	$11,340
4/30/2021	$11,463	$10,987	$11,430
5/31/2021	$11,478	$11,001	$11,467
6/30/2021	$11,481	$10,984	$11,548
7/31/2021	$11,483	$11,002	$11,677
8/31/2021	$11,492	$11,003	$11,655
9/30/2021	$11,481	$10,994	$11,554
10/31/2021	$11,451	$10,957	$11,551
11/30/2021	$11,436	$10,948	$11,585
12/31/2021	$11,434	$10,932	$11,555
1/31/2022	$11,363	$10,853	$11,306
2/28/2022	$11,291	$10,806	$11,180
3/31/2022	$11,138	$10,660	$10,869
4/30/2022	$11,049	$10,602	$10,457
5/31/2022	$11,076	$10,667	$10,524
6/30/2022	$10,937	$10,592	$10,359
7/31/2022	$11,021	$10,648	$10,612
8/31/2022	$10,952	$10,565	$10,313
9/30/2022	$10,783	$10,436	$9,867
10/31/2022	$10,740	$10,423	$9,739
11/30/2022	$10,862	$10,509	$10,097
12/31/2022	$10,903	$10,529	$10,052
1/31/2023	$11,051	$10,613	$10,361
2/28/2023	$10,972	$10,534	$10,093
3/31/2023	$11,115	$10,688	$10,350
4/30/2023	$11,173	$10,724	$10,412
5/31/2023	$11,141	$10,691	$10,299
6/30/2023	$11,110	$10,648	$10,262
7/31/2023	$11,178	$10,692	$10,255
8/31/2023	$11,221	$10,730	$10,189
9/30/2023	$11,210	$10,725	$9,931
10/31/2023	$11,219	$10,759	$9,774
11/30/2023	$11,397	$10,884	$10,216
12/31/2023	$11,577	$11,014	$10,608
1/31/2024	$11,645	$11,057	$10,578
2/29/2024	$11,615	$11,017	$10,429
3/31/2024	$11,672	$11,061	$10,525
4/30/2024	$11,642	$11,024	$10,259
5/31/2024	$11,746	$11,104	$10,433
6/30/2024	$11,812	$11,166	$10,532
7/31/2024	$11,953	$11,298	$10,778
8/31/2024	$12,058	$11,401	$10,933
9/30/2024	$12,171	$11,496	$11,079
10/31/2024	$12,108	$11,431	$10,805
11/30/2024	$12,181	$11,469	$10,919
12/31/2024	$12,203	$11,494	$10,740
1/31/2025	$12,265	$11,546	$10,797
2/28/2025	$12,368	$11,627	$11,035
3/31/2025	$12,410	$11,681	$11,039
4/30/2025	$12,469	$11,769	$11,082
5/31/2025	$12,492	$11,754	$11,003
6/30/2025	$12,594	$11,829	$11,172
7/31/2025	$12,617	$11,827	$11,143
8/31/2025	$12,740	$11,930	$11,276
9/30/2025	$12,774	$11,970	$11,399
10/31/2025	$12,825	$12,010	$11,470
11/30/2025	$12,869	$12,067	$11,541
12/31/2025	$12,929	$12,108	$11,524
1/31/2026	$12,983	$12,137	$11,537
2/28/2026	$13,046	$12,199	$11,726
3/31/2026	$12,956	$12,143	$11,519
4/30/2026	$13,025	$12,172	$11,532
5/31/2026	$13,070	$12,191	$11,568
6/30/2026	$13,086	$12,201	$11,596
7/31/2026	$13,091	$12,219	$11,445
8/31/2026	$13,134	$12,251	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.10	2.71	2.76
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69	2.17	2.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 794,748,352
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 1,272,201
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$794,748,352
# of portfolio holdings	394
Portfolio turnover rate	113%
Total advisory fees paid	$1,272,201

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.4
U.S. Treasury securities	13.6
Asset-backed securities	13.2
Agency securities	13.2
Yankee corporate bonds and notes	11.5
Non-agency mortgage-backed securities	9.3
Foreign government bonds	2.9
Yankee government bonds	1.5
Foreign corporate bonds and notes	0.8
Investment companies	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.9
U.S. Treasury Notes, 3.50%, 2‑15‑2029	3.0
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.7
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
GNMA, 5.50%, 10‑20‑2055	1.9
FNMA, 6.00%, 5‑1‑2055	1.3
GNMA, 6.00%, 5‑20‑2056	1.1
GNMA, 5.50%, 6‑20‑2054	0.8
FNMA, 6.00%, 9‑14‑2056	0.8
FHLMC, 5.00%, 2‑1‑2056	0.7

Material Fund Change [Text Block]
C000205248
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class R6
Trading Symbol	SSTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$24	0.24%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures.

Sector allocation, including securitized and diversified plus sector exposure, contributed to performance, as did credit-quality allocation, security selection, and duration. Plus sector exposure includes a mix of emerging market debt, high yield bonds, European investment grade bonds, and global government bonds. Yield-curve positioning detracted, particularly an underweight to the 1-year portion of the curve.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,013	$10,011	$9,994
10/31/2016	$10,015	$10,008	$9,918
11/30/2016	$9,982	$9,966	$9,683
12/31/2016	$9,995	$9,973	$9,697
1/31/2017	$10,020	$9,991	$9,716
2/28/2017	$10,046	$10,008	$9,781
3/31/2017	$10,048	$10,013	$9,776
4/30/2017	$10,073	$10,031	$9,851
5/31/2017	$10,098	$10,048	$9,927
6/30/2017	$10,099	$10,044	$9,917
7/31/2017	$10,123	$10,070	$9,960
8/31/2017	$10,149	$10,090	$10,049
9/30/2017	$10,141	$10,078	$10,001
10/31/2017	$10,143	$10,075	$10,007
11/30/2017	$10,123	$10,054	$9,994
12/31/2017	$10,126	$10,057	$10,040
1/31/2018	$10,118	$10,030	$9,925
2/28/2018	$10,111	$10,021	$9,830
3/31/2018	$10,116	$10,037	$9,894
4/30/2018	$10,122	$10,026	$9,820
5/31/2018	$10,152	$10,064	$9,890
6/30/2018	$10,147	$10,065	$9,878
7/31/2018	$10,165	$10,070	$9,880
8/31/2018	$10,208	$10,106	$9,944
9/30/2018	$10,205	$10,098	$9,880
10/31/2018	$10,202	$10,109	$9,802
11/30/2018	$10,212	$10,139	$9,860
12/31/2018	$10,270	$10,218	$10,041
1/31/2019	$10,340	$10,258	$10,148
2/28/2019	$10,376	$10,273	$10,142
3/31/2019	$10,448	$10,341	$10,337
4/30/2019	$10,484	$10,364	$10,339
5/31/2019	$10,543	$10,436	$10,523
6/30/2019	$10,603	$10,494	$10,655
7/31/2019	$10,615	$10,488	$10,679
8/31/2019	$10,687	$10,572	$10,955
9/30/2019	$10,699	$10,567	$10,897
10/31/2019	$10,734	$10,604	$10,930
11/30/2019	$10,732	$10,603	$10,924
12/31/2019	$10,767	$10,629	$10,917
1/31/2020	$10,826	$10,688	$11,127
2/29/2020	$10,897	$10,775	$11,327
3/31/2020	$10,625	$10,809	$11,260
4/30/2020	$10,843	$10,877	$11,460
5/31/2020	$11,000	$10,913	$11,514
6/30/2020	$11,108	$10,935	$11,586
7/31/2020	$11,214	$10,956	$11,759
8/31/2020	$11,252	$10,960	$11,665
9/30/2020	$11,257	$10,961	$11,658
10/31/2020	$11,273	$10,963	$11,606
11/30/2020	$11,368	$10,974	$11,720
12/31/2020	$11,417	$10,984	$11,736
1/31/2021	$11,435	$10,987	$11,652
2/28/2021	$11,440	$10,984	$11,484
3/31/2021	$11,441	$10,979	$11,340
4/30/2021	$11,466	$10,987	$11,430
5/31/2021	$11,481	$11,001	$11,467
6/30/2021	$11,485	$10,984	$11,548
7/31/2021	$11,487	$11,002	$11,677
8/31/2021	$11,497	$11,003	$11,655
9/30/2021	$11,499	$10,994	$11,554
10/31/2021	$11,457	$10,957	$11,551
11/30/2021	$11,455	$10,948	$11,585
12/31/2021	$11,454	$10,932	$11,555
1/31/2022	$11,371	$10,853	$11,306
2/28/2022	$11,298	$10,806	$11,180
3/31/2022	$11,146	$10,660	$10,869
4/30/2022	$11,056	$10,602	$10,457
5/31/2022	$11,085	$10,667	$10,524
6/30/2022	$10,959	$10,592	$10,359
7/31/2022	$11,030	$10,648	$10,612
8/31/2022	$10,962	$10,565	$10,313
9/30/2022	$10,792	$10,436	$9,867
10/31/2022	$10,763	$10,423	$9,739
11/30/2022	$10,873	$10,509	$10,097
12/31/2022	$10,914	$10,529	$10,052
1/31/2023	$11,076	$10,613	$10,361
2/28/2023	$10,984	$10,534	$10,093
3/31/2023	$11,128	$10,688	$10,350
4/30/2023	$11,186	$10,724	$10,412
5/31/2023	$11,155	$10,691	$10,299
6/30/2023	$11,125	$10,648	$10,262
7/31/2023	$11,193	$10,692	$10,255
8/31/2023	$11,249	$10,730	$10,189
9/30/2023	$11,226	$10,725	$9,931
10/31/2023	$11,249	$10,759	$9,774
11/30/2023	$11,428	$10,884	$10,216
12/31/2023	$11,596	$11,014	$10,608
1/31/2024	$11,664	$11,057	$10,578
2/29/2024	$11,634	$11,017	$10,429
3/31/2024	$11,706	$11,061	$10,525
4/30/2024	$11,662	$11,024	$10,259
5/31/2024	$11,781	$11,104	$10,433
6/30/2024	$11,833	$11,166	$10,532
7/31/2024	$11,976	$11,298	$10,778
8/31/2024	$12,096	$11,401	$10,933
9/30/2024	$12,209	$11,496	$11,079
10/31/2024	$12,132	$11,431	$10,805
11/30/2024	$12,206	$11,469	$10,919
12/31/2024	$12,229	$11,494	$10,740
1/31/2025	$12,306	$11,546	$10,797
2/28/2025	$12,395	$11,627	$11,035
3/31/2025	$12,438	$11,681	$11,039
4/30/2025	$12,497	$11,769	$11,082
5/31/2025	$12,521	$11,754	$11,003
6/30/2025	$12,625	$11,829	$11,172
7/31/2025	$12,648	$11,827	$11,143
8/31/2025	$12,772	$11,930	$11,276
9/30/2025	$12,821	$11,970	$11,399
10/31/2025	$12,858	$12,010	$11,470
11/30/2025	$12,918	$12,067	$11,541
12/31/2025	$12,978	$12,108	$11,524
1/31/2026	$13,034	$12,137	$11,537
2/28/2026	$13,082	$12,199	$11,726
3/31/2026	$13,008	$12,143	$11,519
4/30/2026	$13,063	$12,172	$11,532
5/31/2026	$13,108	$12,191	$11,568
6/30/2026	$13,125	$12,201	$11,596
7/31/2026	$13,146	$12,219	$11,445
8/31/2026	$13,190	$12,251	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.27	2.79	2.81
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69	2.17	2.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 794,748,352
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 1,272,201
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$794,748,352
# of portfolio holdings	394
Portfolio turnover rate	113%
Total advisory fees paid	$1,272,201

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.4
U.S. Treasury securities	13.6
Asset-backed securities	13.2
Agency securities	13.2
Yankee corporate bonds and notes	11.5
Non-agency mortgage-backed securities	9.3
Foreign government bonds	2.9
Yankee government bonds	1.5
Foreign corporate bonds and notes	0.8
Investment companies	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.9
U.S. Treasury Notes, 3.50%, 2‑15‑2029	3.0
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.7
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
GNMA, 5.50%, 10‑20‑2055	1.9
FNMA, 6.00%, 5‑1‑2055	1.3
GNMA, 6.00%, 5‑20‑2056	1.1
GNMA, 5.50%, 6‑20‑2054	0.8
FNMA, 6.00%, 9‑14‑2056	0.8
FHLMC, 5.00%, 2‑1‑2056	0.7

Material Fund Change [Text Block]
C000020381
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class A
Trading Symbol	SSTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	0.51%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures.

Sector allocation, including securitized and diversified plus sector exposure, contributed to performance, as did credit-quality allocation, security selection, and duration. Plus sector exposure includes a mix of emerging market debt, high yield bonds, European investment grade bonds, and global government bonds. Yield-curve positioning detracted, particularly an underweight to the 1-year portion of the curve.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,800	$10,000	$10,000
9/30/2016	$9,811	$10,011	$9,994
10/31/2016	$9,811	$10,008	$9,918
11/30/2016	$9,777	$9,966	$9,683
12/31/2016	$9,798	$9,973	$9,697
1/31/2017	$9,809	$9,991	$9,716
2/28/2017	$9,834	$10,008	$9,781
3/31/2017	$9,844	$10,013	$9,776
4/30/2017	$9,856	$10,031	$9,851
5/31/2017	$9,889	$10,048	$9,927
6/30/2017	$9,889	$10,044	$9,917
7/31/2017	$9,910	$10,070	$9,960
8/31/2017	$9,922	$10,090	$10,049
9/30/2017	$9,923	$10,078	$10,001
10/31/2017	$9,924	$10,075	$10,007
11/30/2017	$9,902	$10,054	$9,994
12/31/2017	$9,903	$10,057	$10,040
1/31/2018	$9,881	$10,030	$9,925
2/28/2018	$9,872	$10,021	$9,830
3/31/2018	$9,875	$10,037	$9,894
4/30/2018	$9,879	$10,026	$9,820
5/31/2018	$9,917	$10,064	$9,890
6/30/2018	$9,910	$10,065	$9,878
7/31/2018	$9,926	$10,070	$9,880
8/31/2018	$9,954	$10,106	$9,944
9/30/2018	$9,959	$10,098	$9,880
10/31/2018	$9,954	$10,109	$9,802
11/30/2018	$9,972	$10,139	$9,860
12/31/2018	$10,014	$10,218	$10,041
1/31/2019	$10,080	$10,258	$10,148
2/28/2019	$10,113	$10,273	$10,142
3/31/2019	$10,191	$10,341	$10,337
4/30/2019	$10,224	$10,364	$10,339
5/31/2019	$10,279	$10,436	$10,523
6/30/2019	$10,335	$10,494	$10,655
7/31/2019	$10,332	$10,488	$10,679
8/31/2019	$10,411	$10,572	$10,955
9/30/2019	$10,408	$10,567	$10,897
10/31/2019	$10,439	$10,604	$10,930
11/30/2019	$10,447	$10,603	$10,924
12/31/2019	$10,466	$10,629	$10,917
1/31/2020	$10,532	$10,688	$11,127
2/29/2020	$10,599	$10,775	$11,327
3/31/2020	$10,320	$10,809	$11,260
4/30/2020	$10,541	$10,877	$11,460
5/31/2020	$10,679	$10,913	$11,514
6/30/2020	$10,792	$10,935	$11,586
7/31/2020	$10,880	$10,956	$11,759
8/31/2020	$10,928	$10,960	$11,665
9/30/2020	$10,918	$10,961	$11,658
10/31/2020	$10,943	$10,963	$11,606
11/30/2020	$11,021	$10,974	$11,720
12/31/2020	$11,077	$10,984	$11,736
1/31/2021	$11,092	$10,987	$11,652
2/28/2021	$11,094	$10,984	$11,484
3/31/2021	$11,080	$10,979	$11,340
4/30/2021	$11,101	$10,987	$11,430
5/31/2021	$11,126	$11,001	$11,467
6/30/2021	$11,115	$10,984	$11,548
7/31/2021	$11,126	$11,002	$11,677
8/31/2021	$11,120	$11,003	$11,655
9/30/2021	$11,119	$10,994	$11,554
10/31/2021	$11,088	$10,957	$11,551
11/30/2021	$11,071	$10,948	$11,585
12/31/2021	$11,065	$10,932	$11,555
1/31/2022	$10,996	$10,853	$11,306
2/28/2022	$10,911	$10,806	$11,180
3/31/2022	$10,773	$10,660	$10,869
4/30/2022	$10,685	$10,602	$10,457
5/31/2022	$10,697	$10,667	$10,524
6/30/2022	$10,572	$10,592	$10,359
7/31/2022	$10,638	$10,648	$10,612
8/31/2022	$10,582	$10,565	$10,313
9/30/2022	$10,416	$10,436	$9,867
10/31/2022	$10,373	$10,423	$9,739
11/30/2022	$10,488	$10,509	$10,097
12/31/2022	$10,524	$10,529	$10,052
1/31/2023	$10,666	$10,613	$10,361
2/28/2023	$10,587	$10,534	$10,093
3/31/2023	$10,710	$10,688	$10,350
4/30/2023	$10,763	$10,724	$10,412
5/31/2023	$10,730	$10,691	$10,299
6/30/2023	$10,697	$10,648	$10,262
7/31/2023	$10,772	$10,692	$10,255
8/31/2023	$10,811	$10,730	$10,189
9/30/2023	$10,797	$10,725	$9,931
10/31/2023	$10,803	$10,759	$9,774
11/30/2023	$10,972	$10,884	$10,216
12/31/2023	$11,141	$11,014	$10,608
1/31/2024	$11,205	$11,057	$10,578
2/29/2024	$11,173	$11,017	$10,429
3/31/2024	$11,225	$11,061	$10,525
4/30/2024	$11,193	$11,024	$10,259
5/31/2024	$11,290	$11,104	$10,433
6/30/2024	$11,350	$11,166	$10,532
7/31/2024	$11,470	$11,298	$10,778
8/31/2024	$11,580	$11,401	$10,933
9/30/2024	$11,686	$11,496	$11,079
10/31/2024	$11,622	$11,431	$10,805
11/30/2024	$11,675	$11,469	$10,919
12/31/2024	$11,694	$11,494	$10,740
1/31/2025	$11,763	$11,546	$10,797
2/28/2025	$11,859	$11,627	$11,035
3/31/2025	$11,896	$11,681	$11,039
4/30/2025	$11,936	$11,769	$11,082
5/31/2025	$11,968	$11,754	$11,003
6/30/2025	$12,064	$11,829	$11,172
7/31/2025	$12,082	$11,827	$11,143
8/31/2025	$12,196	$11,930	$11,276
9/30/2025	$12,225	$11,970	$11,399
10/31/2025	$12,271	$12,010	$11,470
11/30/2025	$12,324	$12,067	$11,541
12/31/2025	$12,377	$12,108	$11,524
1/31/2026	$12,427	$12,137	$11,537
2/28/2026	$12,483	$12,199	$11,726
3/31/2026	$12,394	$12,143	$11,519
4/30/2026	$12,457	$12,172	$11,532
5/31/2026	$12,496	$12,191	$11,568
6/30/2026	$12,509	$12,201	$11,596
7/31/2026	$12,510	$12,219	$11,445
8/31/2026	$12,548	$12,251	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.89	2.45	2.50
Class A with Load	0.83	2.03	2.30
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69	2.17	2.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 794,748,352
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 1,272,201
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$794,748,352
# of portfolio holdings	394
Portfolio turnover rate	113%
Total advisory fees paid	$1,272,201

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.4
U.S. Treasury securities	13.6
Asset-backed securities	13.2
Agency securities	13.2
Yankee corporate bonds and notes	11.5
Non-agency mortgage-backed securities	9.3
Foreign government bonds	2.9
Yankee government bonds	1.5
Foreign corporate bonds and notes	0.8
Investment companies	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.9
U.S. Treasury Notes, 3.50%, 2‑15‑2029	3.0
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.7
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
GNMA, 5.50%, 10‑20‑2055	1.9
FNMA, 6.00%, 5‑1‑2055	1.3
GNMA, 6.00%, 5‑20‑2056	1.1
GNMA, 5.50%, 6‑20‑2054	0.8
FNMA, 6.00%, 9‑14‑2056	0.8
FHLMC, 5.00%, 2‑1‑2056	0.7

Material Fund Change [Text Block]
C000123105
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Institutional Class
Trading Symbol	STYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed  its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were finance companies, midstream oil and gas companies, and retailers.  The biggest contributors to performance on a relative basis for the period were Paramount (This security was no longer held at the end of the reporting period.),  Warner Brothers Discovery, and Carvana Co. The biggest detractors from performance were Cloud Software Group LLC, Venture Global LNG, Inc., and Navient Corp.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,028	$10,036	$10,002
10/31/2016	$10,030	$10,055	$9,936
11/30/2016	$10,033	$10,046	$9,713
12/31/2016	$10,098	$10,124	$9,742
1/31/2017	$10,112	$10,162	$9,776
2/28/2017	$10,152	$10,215	$9,851
3/31/2017	$10,152	$10,224	$9,848
4/30/2017	$10,202	$10,297	$9,930
5/31/2017	$10,228	$10,350	$10,006
6/30/2017	$10,241	$10,370	$9,998
7/31/2017	$10,281	$10,417	$10,048
8/31/2017	$10,283	$10,441	$10,134
9/30/2017	$10,310	$10,489	$10,099
10/31/2017	$10,337	$10,502	$10,111
11/30/2017	$10,338	$10,490	$10,096
12/31/2017	$10,352	$10,492	$10,140
1/31/2018	$10,380	$10,507	$10,042
2/28/2018	$10,370	$10,475	$9,947
3/31/2018	$10,372	$10,468	$9,997
4/30/2018	$10,414	$10,518	$9,931
5/31/2018	$10,417	$10,543	$9,985
6/30/2018	$10,421	$10,551	$9,970
7/31/2018	$10,477	$10,621	$9,991
8/31/2018	$10,521	$10,676	$10,040
9/30/2018	$10,564	$10,716	$9,997
10/31/2018	$10,555	$10,686	$9,914
11/30/2018	$10,547	$10,703	$9,958
12/31/2018	$10,446	$10,632	$10,114
1/31/2019	$10,652	$10,862	$10,254
2/28/2019	$10,738	$10,962	$10,265
3/31/2019	$10,784	$11,033	$10,450
4/30/2019	$10,844	$11,094	$10,465
5/31/2019	$10,824	$11,074	$10,625
6/30/2019	$10,911	$11,225	$10,775
7/31/2019	$10,957	$11,274	$10,807
8/31/2019	$11,004	$11,368	$11,052
9/30/2019	$11,036	$11,389	$11,004
10/31/2019	$11,083	$11,429	$11,040
11/30/2019	$11,115	$11,490	$11,037
12/31/2019	$11,173	$11,556	$11,054
1/31/2020	$11,176	$11,571	$11,252
2/29/2020	$11,083	$11,426	$11,421
3/31/2020	$10,519	$10,657	$11,198
4/30/2020	$10,789	$11,021	$11,422
5/31/2020	$11,074	$11,313	$11,529
6/30/2020	$11,095	$11,437	$11,625
7/31/2020	$11,357	$11,771	$11,829
8/31/2020	$11,450	$11,846	$11,761
9/30/2020	$11,404	$11,763	$11,740
10/31/2020	$11,427	$11,821	$11,698
11/30/2020	$11,693	$12,071	$11,850
12/31/2020	$11,815	$12,185	$11,891
1/31/2021	$11,838	$12,200	$11,817
2/28/2021	$11,878	$12,224	$11,664
3/31/2021	$11,918	$12,289	$11,528
4/30/2021	$11,986	$12,371	$11,625
5/31/2021	$12,040	$12,402	$11,670
6/30/2021	$12,109	$12,467	$11,755
7/31/2021	$12,090	$12,478	$11,873
8/31/2021	$12,144	$12,525	$11,865
9/30/2021	$12,169	$12,516	$11,763
10/31/2021	$12,195	$12,535	$11,754
11/30/2021	$12,131	$12,468	$11,768
12/31/2021	$12,262	$12,580	$11,760
1/31/2022	$12,153	$12,387	$11,502
2/28/2022	$12,150	$12,326	$11,345
3/31/2022	$12,116	$12,241	$11,041
4/30/2022	$11,976	$12,064	$10,629
5/31/2022	$11,989	$12,178	$10,688
6/30/2022	$11,546	$11,794	$10,474
7/31/2022	$11,956	$12,168	$10,738
8/31/2022	$11,847	$12,049	$10,458
9/30/2022	$11,708	$11,872	$10,008
10/31/2022	$11,923	$12,074	$9,898
11/30/2022	$12,048	$12,213	$10,267
12/31/2022	$12,053	$12,193	$10,232
1/31/2023	$12,262	$12,421	$10,550
2/28/2023	$12,208	$12,383	$10,290
3/31/2023	$12,299	$12,467	$10,532
4/30/2023	$12,388	$12,557	$10,596
5/31/2023	$12,354	$12,514	$10,486
6/30/2023	$12,479	$12,627	$10,470
7/31/2023	$12,589	$12,755	$10,480
8/31/2023	$12,636	$12,792	$10,417
9/30/2023	$12,619	$12,762	$10,169
10/31/2023	$12,555	$12,744	$10,016
11/30/2023	$12,768	$13,060	$10,467
12/31/2023	$12,966	$13,273	$10,864
1/31/2024	$12,998	$13,314	$10,838
2/29/2024	$13,047	$13,357	$10,708
3/31/2024	$13,146	$13,459	$10,813
4/30/2024	$13,146	$13,447	$10,560
5/31/2024	$13,265	$13,558	$10,735
6/30/2024	$13,369	$13,651	$10,834
7/31/2024	$13,508	$13,812	$11,079
8/31/2024	$13,648	$13,931	$11,243
9/30/2024	$13,735	$14,055	$11,397
10/31/2024	$13,716	$14,048	$11,138
11/30/2024	$13,838	$14,160	$11,255
12/31/2024	$13,838	$14,161	$11,085
1/31/2025	$13,961	$14,304	$11,152
2/28/2025	$14,030	$14,371	$11,383
3/31/2025	$13,977	$14,361	$11,380
4/30/2025	$14,011	$14,405	$11,420
5/31/2025	$14,153	$14,569	$11,362
6/30/2025	$14,314	$14,718	$11,539
7/31/2025	$14,366	$14,751	$11,523
8/31/2025	$14,474	$14,872	$11,661
9/30/2025	$14,545	$14,948	$11,785
10/31/2025	$14,597	$15,017	$11,863
11/30/2025	$14,685	$15,109	$11,934
12/31/2025	$14,775	$15,184	$11,926
1/31/2026	$14,827	$15,244	$11,944
2/28/2026	$14,859	$15,281	$12,126
3/31/2026	$14,798	$15,213	$11,909
4/30/2026	$14,926	$15,362	$11,945
5/31/2026	$15,016	$15,447	$11,987
6/30/2026	$15,049	$15,480	$12,018
7/31/2026	$15,082	$15,498	$11,871
8/31/2026	$15,192	$15,620	$11,922

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	4.96	4.58	4.27
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.03	4.51	4.56
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,536,439,583
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 9,931,874
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,536,439,583
# of portfolio holdings	189
Portfolio turnover rate	45%
Total advisory fees paid	$9,931,874

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.7
BBB/Baa	5.9
BB/Ba	59.8
B/B	32.1
CCC/Caa and below	0.2
Not rated	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	30.2
1-3 years	57.8
3-5 years	10.4
5-10 years	1.6

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Wayfair LLC, 7.25%, 10‑31‑2029	1.3
Cloud Software Group LLC, 6.50%, 3‑31‑2029	1.3
OneMain Finance Corp., 5.38%, 11‑15‑2029	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.2
Advance Auto Parts, Inc., 7.00%, 8‑1‑2030	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2

Material Fund Change [Text Block]
C000064988
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class C
Trading Symbol	WFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed  its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were finance companies, midstream oil and gas companies, and retailers.  The biggest contributors to performance on a relative basis for the period were Paramount (This security was no longer held at the end of the reporting period.),  Warner Brothers Discovery, and Carvana Co. The biggest detractors from performance were Cloud Software Group LLC, Venture Global LNG, Inc., and Navient Corp.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,031	$10,036	$10,002
10/31/2016	$10,025	$10,055	$9,936
11/30/2016	$10,007	$10,046	$9,713
12/31/2016	$10,062	$10,124	$9,742
1/31/2017	$10,067	$10,162	$9,776
2/28/2017	$10,099	$10,215	$9,851
3/31/2017	$10,102	$10,224	$9,848
4/30/2017	$10,130	$10,297	$9,930
5/31/2017	$10,147	$10,350	$10,006
6/30/2017	$10,152	$10,370	$9,998
7/31/2017	$10,182	$10,417	$10,048
8/31/2017	$10,175	$10,441	$10,134
9/30/2017	$10,206	$10,489	$10,099
10/31/2017	$10,210	$10,502	$10,111
11/30/2017	$10,203	$10,490	$10,096
12/31/2017	$10,207	$10,492	$10,140
1/31/2018	$10,226	$10,507	$10,042
2/28/2018	$10,207	$10,475	$9,947
3/31/2018	$10,213	$10,468	$9,997
4/30/2018	$10,233	$10,518	$9,931
5/31/2018	$10,239	$10,543	$9,985
6/30/2018	$10,234	$10,551	$9,970
7/31/2018	$10,280	$10,621	$9,991
8/31/2018	$10,314	$10,676	$10,040
9/30/2018	$10,334	$10,716	$9,997
10/31/2018	$10,316	$10,686	$9,914
11/30/2018	$10,299	$10,703	$9,958
12/31/2018	$10,191	$10,632	$10,114
1/31/2019	$10,396	$10,862	$10,254
2/28/2019	$10,471	$10,962	$10,265
3/31/2019	$10,494	$11,033	$10,450
4/30/2019	$10,556	$11,094	$10,465
5/31/2019	$10,527	$11,074	$10,625
6/30/2019	$10,603	$11,225	$10,775
7/31/2019	$10,625	$11,274	$10,807
8/31/2019	$10,674	$11,368	$11,052
9/30/2019	$10,696	$11,389	$11,004
10/31/2019	$10,718	$11,429	$11,040
11/30/2019	$10,739	$11,490	$11,037
12/31/2019	$10,786	$11,556	$11,054
1/31/2020	$10,793	$11,571	$11,252
2/29/2020	$10,681	$11,426	$11,421
3/31/2020	$10,128	$10,657	$11,198
4/30/2020	$10,379	$11,021	$11,422
5/31/2020	$10,658	$11,313	$11,529
6/30/2020	$10,655	$11,437	$11,625
7/31/2020	$10,910	$11,771	$11,829
8/31/2020	$10,976	$11,846	$11,761
9/30/2020	$10,936	$11,763	$11,740
10/31/2020	$10,935	$11,821	$11,698
11/30/2020	$11,179	$12,071	$11,850
12/31/2020	$11,286	$12,185	$11,891
1/31/2021	$11,311	$12,200	$11,817
2/28/2021	$11,326	$12,224	$11,664
3/31/2021	$11,368	$12,289	$11,528
4/30/2021	$11,423	$12,371	$11,625
5/31/2021	$11,450	$12,402	$11,670
6/30/2021	$11,506	$12,467	$11,755
7/31/2021	$11,491	$12,478	$11,873
8/31/2021	$11,532	$12,525	$11,865
9/30/2021	$11,546	$12,516	$11,763
10/31/2021	$11,560	$12,535	$11,754
11/30/2021	$11,476	$12,468	$11,768
12/31/2021	$11,589	$12,580	$11,760
1/31/2022	$11,490	$12,387	$11,502
2/28/2022	$11,464	$12,326	$11,345
3/31/2022	$11,422	$12,241	$11,041
4/30/2022	$11,280	$12,064	$10,629
5/31/2022	$11,282	$12,178	$10,688
6/30/2022	$10,870	$11,794	$10,474
7/31/2022	$11,245	$12,168	$10,738
8/31/2022	$11,119	$12,049	$10,458
9/30/2022	$10,979	$11,872	$10,008
10/31/2022	$11,170	$12,074	$9,898
11/30/2022	$11,292	$12,213	$10,267
12/31/2022	$11,273	$12,193	$10,232
1/31/2023	$11,457	$12,421	$10,550
2/28/2023	$11,413	$12,383	$10,290
3/31/2023	$11,487	$12,467	$10,532
4/30/2023	$11,545	$12,557	$10,596
5/31/2023	$11,503	$12,514	$10,486
6/30/2023	$11,610	$12,627	$10,470
7/31/2023	$11,702	$12,755	$10,480
8/31/2023	$11,750	$12,792	$10,417
9/30/2023	$11,709	$12,762	$10,169
10/31/2023	$11,639	$12,744	$10,016
11/30/2023	$11,827	$13,060	$10,467
12/31/2023	$12,014	$13,273	$10,864
1/31/2024	$12,033	$13,314	$10,838
2/29/2024	$12,053	$13,357	$10,708
3/31/2024	$12,149	$13,459	$10,813
4/30/2024	$12,123	$13,447	$10,560
5/31/2024	$12,222	$13,558	$10,735
6/30/2024	$12,307	$13,651	$10,834
7/31/2024	$12,424	$13,812	$11,079
8/31/2024	$12,541	$13,931	$11,243
9/30/2024	$12,618	$14,055	$11,397
10/31/2024	$12,613	$14,048	$11,138
11/30/2024	$12,706	$14,160	$11,255
12/31/2024	$12,703	$14,161	$11,085
1/31/2025	$12,812	$14,304	$11,152
2/28/2025	$12,873	$14,371	$11,383
3/31/2025	$12,838	$14,361	$11,380
4/30/2025	$12,850	$14,405	$11,420
5/31/2025	$12,977	$14,569	$11,362
6/30/2025	$13,121	$14,718	$11,539
7/31/2025	$13,166	$14,751	$11,523
8/31/2025	$13,261	$14,872	$11,661
9/30/2025	$13,323	$14,948	$11,785
10/31/2025	$13,367	$15,017	$11,863
11/30/2025	$13,444	$15,109	$11,934
12/31/2025	$13,523	$15,184	$11,926
1/31/2026	$13,567	$15,244	$11,944
2/28/2026	$13,593	$15,281	$12,126
3/31/2026	$13,534	$15,213	$11,909
4/30/2026	$13,648	$15,362	$11,945
5/31/2026	$13,726	$15,447	$11,987
6/30/2026	$13,753	$15,480	$12,018
7/31/2026	$13,780	$15,498	$11,871
8/31/2026	$13,876	$15,620	$11,922

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.86	3.46	3.33
Class C with Load	2.86	3.46	3.33
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.03	4.51	4.56
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,536,439,583
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 9,931,874
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,536,439,583
# of portfolio holdings	189
Portfolio turnover rate	45%
Total advisory fees paid	$9,931,874

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.7
BBB/Baa	5.9
BB/Ba	59.8
B/B	32.1
CCC/Caa and below	0.2
Not rated	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	30.2
1-3 years	57.8
3-5 years	10.4
5-10 years	1.6

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Wayfair LLC, 7.25%, 10‑31‑2029	1.3
Cloud Software Group LLC, 6.50%, 3‑31‑2029	1.3
OneMain Finance Corp., 5.38%, 11‑15‑2029	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.2
Advance Auto Parts, Inc., 7.00%, 8‑1‑2030	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2

Material Fund Change [Text Block]
C000020384
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class A
Trading Symbol	SSTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed  its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were finance companies, midstream oil and gas companies, and retailers.  The biggest contributors to performance on a relative basis for the period were Paramount (This security was no longer held at the end of the reporting period.),  Warner Brothers Discovery, and Carvana Co. The biggest detractors from performance were Cloud Software Group LLC, Venture Global LNG, Inc., and Navient Corp.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$9,700	$10,000	$10,000
9/30/2016	$9,724	$10,036	$10,002
10/31/2016	$9,736	$10,055	$9,936
11/30/2016	$9,725	$10,046	$9,713
12/31/2016	$9,785	$10,124	$9,742
1/31/2017	$9,796	$10,162	$9,776
2/28/2017	$9,832	$10,215	$9,851
3/31/2017	$9,830	$10,224	$9,848
4/30/2017	$9,875	$10,297	$9,930
5/31/2017	$9,898	$10,350	$10,006
6/30/2017	$9,909	$10,370	$9,998
7/31/2017	$9,944	$10,417	$10,048
8/31/2017	$9,944	$10,441	$10,134
9/30/2017	$9,968	$10,489	$10,099
10/31/2017	$9,991	$10,502	$10,111
11/30/2017	$9,989	$10,490	$10,096
12/31/2017	$10,000	$10,492	$10,140
1/31/2018	$10,025	$10,507	$10,042
2/28/2018	$10,012	$10,475	$9,947
3/31/2018	$10,012	$10,468	$9,997
4/30/2018	$10,050	$10,518	$9,931
5/31/2018	$10,063	$10,543	$9,985
6/30/2018	$10,051	$10,551	$9,970
7/31/2018	$10,103	$10,621	$9,991
8/31/2018	$10,142	$10,676	$10,040
9/30/2018	$10,182	$10,716	$9,997
10/31/2018	$10,170	$10,686	$9,914
11/30/2018	$10,159	$10,703	$9,958
12/31/2018	$10,060	$10,632	$10,114
1/31/2019	$10,255	$10,862	$10,254
2/28/2019	$10,348	$10,962	$10,265
3/31/2019	$10,377	$11,033	$10,450
4/30/2019	$10,433	$11,094	$10,465
5/31/2019	$10,423	$11,074	$10,625
6/30/2019	$10,492	$11,225	$10,775
7/31/2019	$10,533	$11,274	$10,807
8/31/2019	$10,575	$11,368	$11,052
9/30/2019	$10,604	$11,389	$11,004
10/31/2019	$10,646	$11,429	$11,040
11/30/2019	$10,674	$11,490	$11,037
12/31/2019	$10,727	$11,556	$11,054
1/31/2020	$10,727	$11,571	$11,252
2/29/2020	$10,635	$11,426	$11,421
3/31/2020	$10,092	$10,657	$11,198
4/30/2020	$10,348	$11,021	$11,422
5/31/2020	$10,619	$11,313	$11,529
6/30/2020	$10,636	$11,437	$11,625
7/31/2020	$10,898	$11,771	$11,829
8/31/2020	$10,971	$11,846	$11,761
9/30/2020	$10,924	$11,763	$11,740
10/31/2020	$10,943	$11,821	$11,698
11/30/2020	$11,195	$12,071	$11,850
12/31/2020	$11,309	$12,185	$11,891
1/31/2021	$11,342	$12,200	$11,817
2/28/2021	$11,363	$12,224	$11,664
3/31/2021	$11,399	$12,289	$11,528
4/30/2021	$11,475	$12,371	$11,625
5/31/2021	$11,510	$12,402	$11,670
6/30/2021	$11,573	$12,467	$11,755
7/31/2021	$11,565	$12,478	$11,873
8/31/2021	$11,600	$12,525	$11,865
9/30/2021	$11,621	$12,516	$11,763
10/31/2021	$11,643	$12,535	$11,754
11/30/2021	$11,579	$12,468	$11,768
12/31/2021	$11,701	$12,580	$11,760
1/31/2022	$11,594	$12,387	$11,502
2/28/2022	$11,588	$12,326	$11,345
3/31/2022	$11,553	$12,241	$11,041
4/30/2022	$11,418	$12,064	$10,629
5/31/2022	$11,426	$12,178	$10,688
6/30/2022	$11,017	$11,794	$10,474
7/31/2022	$11,404	$12,168	$10,738
8/31/2022	$11,283	$12,049	$10,458
9/30/2022	$11,148	$11,872	$10,008
10/31/2022	$11,349	$12,074	$9,898
11/30/2022	$11,465	$12,213	$10,267
12/31/2022	$11,468	$12,193	$10,232
1/31/2023	$11,663	$12,421	$10,550
2/28/2023	$11,609	$12,383	$10,290
3/31/2023	$11,692	$12,467	$10,532
4/30/2023	$11,774	$12,557	$10,596
5/31/2023	$11,738	$12,514	$10,486
6/30/2023	$11,854	$12,627	$10,470
7/31/2023	$11,956	$12,755	$10,480
8/31/2023	$11,997	$12,792	$10,417
9/30/2023	$11,978	$12,762	$10,169
10/31/2023	$11,914	$12,744	$10,016
11/30/2023	$12,114	$13,060	$10,467
12/31/2023	$12,314	$13,273	$10,864
1/31/2024	$12,341	$13,314	$10,838
2/29/2024	$12,368	$13,357	$10,708
3/31/2024	$12,475	$13,459	$10,813
4/30/2024	$12,456	$13,447	$10,560
5/31/2024	$12,565	$13,558	$10,735
6/30/2024	$12,660	$13,651	$10,834
7/31/2024	$12,788	$13,812	$11,079
8/31/2024	$12,918	$13,931	$11,243
9/30/2024	$12,997	$14,055	$11,397
10/31/2024	$12,992	$14,048	$11,138
11/30/2024	$13,088	$14,160	$11,255
12/31/2024	$13,085	$14,161	$11,085
1/31/2025	$13,197	$14,304	$11,152
2/28/2025	$13,260	$14,371	$11,383
3/31/2025	$13,224	$14,361	$11,380
4/30/2025	$13,236	$14,405	$11,420
5/31/2025	$13,367	$14,569	$11,362
6/30/2025	$13,515	$14,718	$11,539
7/31/2025	$13,561	$14,751	$11,523
8/31/2025	$13,660	$14,872	$11,661
9/30/2025	$13,723	$14,948	$11,785
10/31/2025	$13,768	$15,017	$11,863
11/30/2025	$13,848	$15,109	$11,934
12/31/2025	$13,929	$15,184	$11,926
1/31/2026	$13,974	$15,244	$11,944
2/28/2026	$14,002	$15,281	$12,126
3/31/2026	$13,941	$15,213	$11,909
4/30/2026	$14,057	$15,362	$11,945
5/31/2026	$14,139	$15,447	$11,987
6/30/2026	$14,166	$15,480	$12,018
7/31/2026	$14,194	$15,498	$11,871
8/31/2026	$14,293	$15,620	$11,922

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.64	4.26	3.95
Class A with Load	1.50	3.63	3.64
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.03	4.51	4.56
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,536,439,583
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 9,931,874
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,536,439,583
# of portfolio holdings	189
Portfolio turnover rate	45%
Total advisory fees paid	$9,931,874

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.7
BBB/Baa	5.9
BB/Ba	59.8
B/B	32.1
CCC/Caa and below	0.2
Not rated	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	30.2
1-3 years	57.8
3-5 years	10.4
5-10 years	1.6

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Wayfair LLC, 7.25%, 10‑31‑2029	1.3
Cloud Software Group LLC, 6.50%, 3‑31‑2029	1.3
OneMain Finance Corp., 5.38%, 11‑15‑2029	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.2
Advance Auto Parts, Inc., 7.00%, 8‑1‑2030	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2

Material Fund Change [Text Block]
C000020396
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Institutional Class
Trading Symbol	SADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate and non-benchmark securitized exposures throughout the period.

Sector allocation, including securitized exposure, contributed to performance, as did credit-quality allocation and security selection. Yield-curve positioning was the primary detractor, particularly an overweight to portions of the curve beyond 1 year. Duration also detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,012	$10,006	$9,994
10/31/2016	$10,023	$10,014	$9,918
11/30/2016	$10,011	$10,014	$9,683
12/31/2016	$10,023	$10,020	$9,697
1/31/2017	$10,047	$10,033	$9,716
2/28/2017	$10,059	$10,040	$9,781
3/31/2017	$10,059	$10,040	$9,776
4/30/2017	$10,072	$10,049	$9,851
5/31/2017	$10,095	$10,055	$9,927
6/30/2017	$10,108	$10,063	$9,917
7/31/2017	$10,120	$10,076	$9,960
8/31/2017	$10,133	$10,087	$10,049
9/30/2017	$10,146	$10,096	$10,001
10/31/2017	$10,159	$10,104	$10,007
11/30/2017	$10,160	$10,110	$9,994
12/31/2017	$10,174	$10,119	$10,040
1/31/2018	$10,177	$10,131	$9,925
2/28/2018	$10,181	$10,136	$9,830
3/31/2018	$10,184	$10,151	$9,894
4/30/2018	$10,213	$10,167	$9,820
5/31/2018	$10,218	$10,185	$9,890
6/30/2018	$10,235	$10,202	$9,878
7/31/2018	$10,265	$10,221	$9,880
8/31/2018	$10,294	$10,242	$9,944
9/30/2018	$10,324	$10,256	$9,880
10/31/2018	$10,331	$10,274	$9,802
11/30/2018	$10,337	$10,295	$9,860
12/31/2018	$10,346	$10,320	$10,041
1/31/2019	$10,416	$10,349	$10,148
2/28/2019	$10,450	$10,371	$10,142
3/31/2019	$10,496	$10,398	$10,337
4/30/2019	$10,519	$10,419	$10,339
5/31/2019	$10,541	$10,446	$10,523
6/30/2019	$10,588	$10,479	$10,655
7/31/2019	$10,609	$10,494	$10,679
8/31/2019	$10,644	$10,524	$10,955
9/30/2019	$10,665	$10,541	$10,897
10/31/2019	$10,699	$10,569	$10,930
11/30/2019	$10,707	$10,581	$10,924
12/31/2019	$10,741	$10,598	$10,917
1/31/2020	$10,774	$10,618	$11,127
2/29/2020	$10,782	$10,647	$11,327
3/31/2020	$10,500	$10,682	$11,260
4/30/2020	$10,684	$10,704	$11,460
5/31/2020	$10,792	$10,715	$11,514
6/30/2020	$10,861	$10,722	$11,586
7/31/2020	$10,916	$10,727	$11,759
8/31/2020	$10,945	$10,730	$11,665
9/30/2020	$10,958	$10,732	$11,658
10/31/2020	$10,971	$10,733	$11,606
11/30/2020	$11,009	$10,737	$11,720
12/31/2020	$11,033	$10,737	$11,736
1/31/2021	$11,043	$10,741	$11,652
2/28/2021	$11,041	$10,743	$11,484
3/31/2021	$11,037	$10,745	$11,340
4/30/2021	$11,060	$10,746	$11,430
5/31/2021	$11,070	$10,749	$11,467
6/30/2021	$11,078	$10,749	$11,548
7/31/2021	$11,072	$10,750	$11,677
8/31/2021	$11,079	$10,752	$11,655
9/30/2021	$11,086	$10,752	$11,554
10/31/2021	$11,079	$10,751	$11,551
11/30/2021	$11,073	$10,750	$11,585
12/31/2021	$11,067	$10,748	$11,555
1/31/2022	$11,048	$10,739	$11,306
2/28/2022	$11,017	$10,733	$11,180
3/31/2022	$10,962	$10,721	$10,869
4/30/2022	$10,934	$10,716	$10,457
5/31/2022	$10,933	$10,733	$10,524
6/30/2022	$10,881	$10,709	$10,359
7/31/2022	$10,933	$10,725	$10,612
8/31/2022	$10,937	$10,733	$10,313
9/30/2022	$10,890	$10,726	$9,867
10/31/2022	$10,884	$10,740	$9,739
11/30/2022	$10,959	$10,778	$10,097
12/31/2022	$11,023	$10,822	$10,052
1/31/2023	$11,140	$10,864	$10,361
2/28/2023	$11,153	$10,889	$10,093
3/31/2023	$11,181	$10,950	$10,350
4/30/2023	$11,237	$10,985	$10,412
5/31/2023	$11,282	$11,015	$10,299
6/30/2023	$11,327	$11,059	$10,262
7/31/2023	$11,400	$11,109	$10,255
8/31/2023	$11,458	$11,159	$10,189
9/30/2023	$11,503	$11,206	$9,931
10/31/2023	$11,539	$11,257	$9,774
11/30/2023	$11,642	$11,319	$10,216
12/31/2023	$11,750	$11,383	$10,608
1/31/2024	$11,831	$11,432	$10,578
2/29/2024	$11,872	$11,468	$10,429
3/31/2024	$11,941	$11,518	$10,525
4/30/2024	$11,971	$11,559	$10,259
5/31/2024	$12,043	$11,616	$10,433
6/30/2024	$12,101	$11,665	$10,532
7/31/2024	$12,189	$11,731	$10,778
8/31/2024	$12,265	$11,795	$10,933
9/30/2024	$12,353	$11,859	$11,079
10/31/2024	$12,372	$11,892	$10,805
11/30/2024	$12,446	$11,937	$10,919
12/31/2024	$12,494	$11,988	$10,740
1/31/2025	$12,556	$12,033	$10,797
2/28/2025	$12,616	$12,076	$11,035
3/31/2025	$12,663	$12,122	$11,039
4/30/2025	$12,696	$12,166	$11,082
5/31/2025	$12,758	$12,200	$11,003
6/30/2025	$12,821	$12,247	$11,172
7/31/2025	$12,869	$12,284	$11,143
8/31/2025	$12,946	$12,342	$11,276
9/30/2025	$12,994	$12,392	$11,399
10/31/2025	$13,042	$12,433	$11,470
11/30/2025	$13,089	$12,475	$11,541
12/31/2025	$13,152	$12,522	$11,524
1/31/2026	$13,213	$12,559	$11,537
2/28/2026	$13,240	$12,595	$11,726
3/31/2026	$13,240	$12,622	$11,519
4/30/2026	$13,300	$12,664	$11,532
5/31/2026	$13,363	$12,703	$11,568
6/30/2026	$13,380	$12,733	$11,596
7/31/2026	$13,427	$12,776	$11,445
8/31/2026	$13,475	$12,819	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	4.09	3.99	3.03
Bloomberg Short-Term Government/Corporate Bond Index	3.86	3.58	2.51
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,792,459,591
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 2,397,445
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,792,459,591
# of portfolio holdings	701
Portfolio turnover rate	65%
Total advisory fees paid	$2,397,445

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	37.5
Asset-backed securities	28.8
Yankee corporate bonds and notes	10.9
Non-agency mortgage-backed securities	9.8
U.S. Treasury securities	4.9
Agency securities	4.3
Investment companies	3.0
Yankee government bonds	0.7
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 4‑30‑2027	2.1
U.S. Treasury Notes, 4.00%, 5‑31‑2028	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
iShares 0-5 Year High Yield Corporate Bond ETF	0.8
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.6
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A, 5.48%, 7‑25‑2034	0.6
Carvana Auto Receivables Trust Series 2026-P1 Class A3, 4.26%, 2‑10‑2031	0.6
FCCU Auto Receivables Trust Series 2026-1A Class A3, 4.01%, 4‑15‑2031	0.5

Material Fund Change [Text Block]
C000220297
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A2
Trading Symbol	WUSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate and non-benchmark securitized exposures throughout the period.

Sector allocation, including securitized exposure, contributed to performance, as did credit-quality allocation and security selection. Yield-curve positioning was the primary detractor, particularly an overweight to portions of the curve beyond 1 year. Duration also detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A2	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,009	$10,006	$9,994
10/31/2016	$10,017	$10,014	$9,918
11/30/2016	$10,014	$10,014	$9,683
12/31/2016	$10,012	$10,020	$9,697
1/31/2017	$10,032	$10,033	$9,716
2/28/2017	$10,042	$10,040	$9,781
3/31/2017	$10,051	$10,040	$9,776
4/30/2017	$10,060	$10,049	$9,851
5/31/2017	$10,069	$10,055	$9,927
6/30/2017	$10,078	$10,063	$9,917
7/31/2017	$10,088	$10,076	$9,960
8/31/2017	$10,097	$10,087	$10,049
9/30/2017	$10,108	$10,096	$10,001
10/31/2017	$10,118	$10,104	$10,007
11/30/2017	$10,116	$10,110	$9,994
12/31/2017	$10,127	$10,119	$10,040
1/31/2018	$10,138	$10,131	$9,925
2/28/2018	$10,128	$10,136	$9,830
3/31/2018	$10,140	$10,151	$9,894
4/30/2018	$10,154	$10,167	$9,820
5/31/2018	$10,168	$10,185	$9,890
6/30/2018	$10,182	$10,202	$9,878
7/31/2018	$10,208	$10,221	$9,880
8/31/2018	$10,222	$10,242	$9,944
9/30/2018	$10,249	$10,256	$9,880
10/31/2018	$10,253	$10,274	$9,802
11/30/2018	$10,269	$10,295	$9,860
12/31/2018	$10,274	$10,320	$10,041
1/31/2019	$10,328	$10,349	$10,148
2/28/2019	$10,371	$10,371	$10,142
3/31/2019	$10,402	$10,398	$10,337
4/30/2019	$10,433	$10,419	$10,339
5/31/2019	$10,453	$10,446	$10,523
6/30/2019	$10,483	$10,479	$10,655
7/31/2019	$10,514	$10,494	$10,679
8/31/2019	$10,532	$10,524	$10,955
9/30/2019	$10,563	$10,541	$10,897
10/31/2019	$10,581	$10,569	$10,930
11/30/2019	$10,599	$10,581	$10,924
12/31/2019	$10,616	$10,598	$10,917
1/31/2020	$10,646	$10,618	$11,127
2/29/2020	$10,664	$10,647	$11,327
3/31/2020	$10,370	$10,682	$11,260
4/30/2020	$10,548	$10,704	$11,460
5/31/2020	$10,663	$10,715	$11,514
6/30/2020	$10,729	$10,722	$11,586
7/31/2020	$10,768	$10,727	$11,759
8/31/2020	$10,794	$10,730	$11,665
9/30/2020	$10,805	$10,732	$11,658
10/31/2020	$10,815	$10,733	$11,606
11/30/2020	$10,850	$10,737	$11,720
12/31/2020	$10,859	$10,737	$11,736
1/31/2021	$10,867	$10,741	$11,652
2/28/2021	$10,875	$10,743	$11,484
3/31/2021	$10,869	$10,745	$11,340
4/30/2021	$10,890	$10,746	$11,430
5/31/2021	$10,897	$10,749	$11,467
6/30/2021	$10,903	$10,749	$11,548
7/31/2021	$10,895	$10,750	$11,677
8/31/2021	$10,899	$10,752	$11,655
9/30/2021	$10,903	$10,752	$11,554
10/31/2021	$10,895	$10,751	$11,551
11/30/2021	$10,886	$10,750	$11,585
12/31/2021	$10,878	$10,748	$11,555
1/31/2022	$10,856	$10,739	$11,306
2/28/2022	$10,824	$10,733	$11,180
3/31/2022	$10,768	$10,721	$10,869
4/30/2022	$10,739	$10,716	$10,457
5/31/2022	$10,736	$10,733	$10,524
6/30/2022	$10,684	$10,709	$10,359
7/31/2022	$10,734	$10,725	$10,612
8/31/2022	$10,737	$10,733	$10,313
9/30/2022	$10,689	$10,726	$9,867
10/31/2022	$10,682	$10,740	$9,739
11/30/2022	$10,754	$10,778	$10,097
12/31/2022	$10,815	$10,822	$10,052
1/31/2023	$10,929	$10,864	$10,361
2/28/2023	$10,941	$10,889	$10,093
3/31/2023	$10,967	$10,950	$10,350
4/30/2023	$11,020	$10,985	$10,412
5/31/2023	$11,062	$11,015	$10,299
6/30/2023	$11,106	$11,059	$10,262
7/31/2023	$11,176	$11,109	$10,255
8/31/2023	$11,231	$11,159	$10,189
9/30/2023	$11,274	$11,206	$9,931
10/31/2023	$11,307	$11,257	$9,774
11/30/2023	$11,408	$11,319	$10,216
12/31/2023	$11,511	$11,383	$10,608
1/31/2024	$11,590	$11,432	$10,578
2/29/2024	$11,628	$11,468	$10,429
3/31/2024	$11,695	$11,518	$10,525
4/30/2024	$11,722	$11,559	$10,259
5/31/2024	$11,792	$11,616	$10,433
6/30/2024	$11,847	$11,665	$10,532
7/31/2024	$11,932	$11,731	$10,778
8/31/2024	$12,004	$11,795	$10,933
9/30/2024	$12,089	$11,859	$11,079
10/31/2024	$12,106	$11,892	$10,805
11/30/2024	$12,177	$11,937	$10,919
12/31/2024	$12,223	$11,988	$10,740
1/31/2025	$12,281	$12,033	$10,797
2/28/2025	$12,339	$12,076	$11,035
3/31/2025	$12,370	$12,122	$11,039
4/30/2025	$12,414	$12,166	$11,082
5/31/2025	$12,473	$12,200	$11,003
6/30/2025	$12,533	$12,247	$11,172
7/31/2025	$12,578	$12,284	$11,143
8/31/2025	$12,652	$12,342	$11,276
9/30/2025	$12,697	$12,392	$11,399
10/31/2025	$12,743	$12,433	$11,470
11/30/2025	$12,788	$12,475	$11,541
12/31/2025	$12,847	$12,522	$11,524
1/31/2026	$12,905	$12,559	$11,537
2/28/2026	$12,930	$12,595	$11,726
3/31/2026	$12,928	$12,622	$11,519
4/30/2026	$12,985	$12,664	$11,532
5/31/2026	$13,045	$12,703	$11,568
6/30/2026	$13,060	$12,733	$11,596
7/31/2026	$13,104	$12,776	$11,445
8/31/2026	$13,150	$12,819	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.93	3.83	2.78
Bloomberg Short-Term Government/Corporate Bond Index	3.86	3.58	2.51
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,792,459,591
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 2,397,445
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,792,459,591
# of portfolio holdings	701
Portfolio turnover rate	65%
Total advisory fees paid	$2,397,445

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	37.5
Asset-backed securities	28.8
Yankee corporate bonds and notes	10.9
Non-agency mortgage-backed securities	9.8
U.S. Treasury securities	4.9
Agency securities	4.3
Investment companies	3.0
Yankee government bonds	0.7
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 4‑30‑2027	2.1
U.S. Treasury Notes, 4.00%, 5‑31‑2028	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
iShares 0-5 Year High Yield Corporate Bond ETF	0.8
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.6
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A, 5.48%, 7‑25‑2034	0.6
Carvana Auto Receivables Trust Series 2026-P1 Class A3, 4.26%, 2‑10‑2031	0.6
FCCU Auto Receivables Trust Series 2026-1A Class A3, 4.01%, 4‑15‑2031	0.5

Material Fund Change [Text Block]
C000020395
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A
Trading Symbol	SADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$45	0.44%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate and non-benchmark securitized exposures throughout the period.

Sector allocation, including securitized exposure, contributed to performance, as did credit-quality allocation and security selection. Yield-curve positioning was the primary detractor, particularly an overweight to portions of the curve beyond 1 year. Duration also detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,800	$10,000	$10,000
9/30/2016	$9,809	$10,006	$9,994
10/31/2016	$9,817	$10,014	$9,918
11/30/2016	$9,814	$10,014	$9,683
12/31/2016	$9,811	$10,020	$9,697
1/31/2017	$9,831	$10,033	$9,716
2/28/2017	$9,841	$10,040	$9,781
3/31/2017	$9,850	$10,040	$9,776
4/30/2017	$9,859	$10,049	$9,851
5/31/2017	$9,868	$10,055	$9,927
6/30/2017	$9,877	$10,063	$9,917
7/31/2017	$9,886	$10,076	$9,960
8/31/2017	$9,895	$10,087	$10,049
9/30/2017	$9,906	$10,096	$10,001
10/31/2017	$9,915	$10,104	$10,007
11/30/2017	$9,914	$10,110	$9,994
12/31/2017	$9,924	$10,119	$10,040
1/31/2018	$9,936	$10,131	$9,925
2/28/2018	$9,925	$10,136	$9,830
3/31/2018	$9,937	$10,151	$9,894
4/30/2018	$9,951	$10,167	$9,820
5/31/2018	$9,964	$10,185	$9,890
6/30/2018	$9,978	$10,202	$9,878
7/31/2018	$10,004	$10,221	$9,880
8/31/2018	$10,018	$10,242	$9,944
9/30/2018	$10,044	$10,256	$9,880
10/31/2018	$10,048	$10,274	$9,802
11/30/2018	$10,063	$10,295	$9,860
12/31/2018	$10,068	$10,320	$10,041
1/31/2019	$10,121	$10,349	$10,148
2/28/2019	$10,164	$10,371	$10,142
3/31/2019	$10,194	$10,398	$10,337
4/30/2019	$10,225	$10,419	$10,339
5/31/2019	$10,244	$10,446	$10,523
6/30/2019	$10,274	$10,479	$10,655
7/31/2019	$10,304	$10,494	$10,679
8/31/2019	$10,322	$10,524	$10,955
9/30/2019	$10,352	$10,541	$10,897
10/31/2019	$10,369	$10,569	$10,930
11/30/2019	$10,387	$10,581	$10,924
12/31/2019	$10,404	$10,598	$10,917
1/31/2020	$10,433	$10,618	$11,127
2/29/2020	$10,451	$10,647	$11,327
3/31/2020	$10,162	$10,682	$11,260
4/30/2020	$10,337	$10,704	$11,460
5/31/2020	$10,451	$10,715	$11,514
6/30/2020	$10,516	$10,722	$11,586
7/31/2020	$10,567	$10,727	$11,759
8/31/2020	$10,592	$10,730	$11,665
9/30/2020	$10,591	$10,732	$11,658
10/31/2020	$10,602	$10,733	$11,606
11/30/2020	$10,636	$10,737	$11,720
12/31/2020	$10,657	$10,737	$11,736
1/31/2021	$10,665	$10,741	$11,652
2/28/2021	$10,673	$10,743	$11,484
3/31/2021	$10,668	$10,745	$11,340
4/30/2021	$10,688	$10,746	$11,430
5/31/2021	$10,695	$10,749	$11,467
6/30/2021	$10,688	$10,749	$11,548
7/31/2021	$10,693	$10,750	$11,677
8/31/2021	$10,697	$10,752	$11,655
9/30/2021	$10,701	$10,752	$11,554
10/31/2021	$10,693	$10,751	$11,551
11/30/2021	$10,672	$10,750	$11,585
12/31/2021	$10,677	$10,748	$11,555
1/31/2022	$10,643	$10,739	$11,306
2/28/2022	$10,612	$10,733	$11,180
3/31/2022	$10,557	$10,721	$10,869
4/30/2022	$10,528	$10,716	$10,457
5/31/2022	$10,537	$10,733	$10,524
6/30/2022	$10,473	$10,709	$10,359
7/31/2022	$10,521	$10,725	$10,612
8/31/2022	$10,535	$10,733	$10,313
9/30/2022	$10,488	$10,726	$9,867
10/31/2022	$10,468	$10,740	$9,739
11/30/2022	$10,550	$10,778	$10,097
12/31/2022	$10,596	$10,822	$10,052
1/31/2023	$10,707	$10,864	$10,361
2/28/2023	$10,730	$10,889	$10,093
3/31/2023	$10,742	$10,950	$10,350
4/30/2023	$10,806	$10,985	$10,412
5/31/2023	$10,834	$11,015	$10,299
6/30/2023	$10,876	$11,059	$10,262
7/31/2023	$10,956	$11,109	$10,255
8/31/2023	$11,010	$11,159	$10,189
9/30/2023	$11,038	$11,206	$9,931
10/31/2023	$11,082	$11,257	$9,774
11/30/2023	$11,180	$11,319	$10,216
12/31/2023	$11,267	$11,383	$10,608
1/31/2024	$11,356	$11,432	$10,578
2/29/2024	$11,380	$11,468	$10,429
3/31/2024	$11,444	$11,518	$10,525
4/30/2024	$11,470	$11,559	$10,259
5/31/2024	$11,550	$11,616	$10,433
6/30/2024	$11,603	$11,665	$10,532
7/31/2024	$11,685	$11,731	$10,778
8/31/2024	$11,755	$11,795	$10,933
9/30/2024	$11,837	$11,859	$11,079
10/31/2024	$11,853	$11,892	$10,805
11/30/2024	$11,908	$11,937	$10,919
12/31/2024	$11,965	$11,988	$10,740
1/31/2025	$12,022	$12,033	$10,797
2/28/2025	$12,077	$12,076	$11,035
3/31/2025	$12,107	$12,122	$11,039
4/30/2025	$12,150	$12,166	$11,082
5/31/2025	$12,207	$12,200	$11,003
6/30/2025	$12,264	$12,247	$11,172
7/31/2025	$12,309	$12,284	$11,143
8/31/2025	$12,380	$12,342	$11,276
9/30/2025	$12,424	$12,392	$11,399
10/31/2025	$12,468	$12,433	$11,470
11/30/2025	$12,512	$12,475	$11,541
12/31/2025	$12,555	$12,522	$11,524
1/31/2026	$12,611	$12,559	$11,537
2/28/2026	$12,650	$12,595	$11,726
3/31/2026	$12,648	$12,622	$11,519
4/30/2026	$12,703	$12,664	$11,532
5/31/2026	$12,746	$12,703	$11,568
6/30/2026	$12,775	$12,733	$11,596
7/31/2026	$12,818	$12,776	$11,445
8/31/2026	$12,847	$12,819	$11,489

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.77	3.73	2.74
Class A with Load	1.70	3.31	2.54
Bloomberg Short-Term Government/Corporate Bond Index	3.86	3.58	2.51
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,792,459,591
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 2,397,445
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,792,459,591
# of portfolio holdings	701
Portfolio turnover rate	65%
Total advisory fees paid	$2,397,445

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	37.5
Asset-backed securities	28.8
Yankee corporate bonds and notes	10.9
Non-agency mortgage-backed securities	9.8
U.S. Treasury securities	4.9
Agency securities	4.3
Investment companies	3.0
Yankee government bonds	0.7
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 4‑30‑2027	2.1
U.S. Treasury Notes, 4.00%, 5‑31‑2028	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
iShares 0-5 Year High Yield Corporate Bond ETF	0.8
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.6
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A, 5.48%, 7‑25‑2034	0.6
Carvana Auto Receivables Trust Series 2026-P1 Class A3, 4.26%, 2‑10‑2031	0.6
FCCU Auto Receivables Trust Series 2026-1A Class A3, 4.01%, 4‑15‑2031	0.5

Material Fund Change [Text Block]
C000222758
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series CP
Trading Symbol	WFCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities for the 12-month period that ended August 31, 2026. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

The no-fee CoreBuilder® Shares - Series CP mutual fund is used along with individual bonds to create the Core Plus SMA strategy.

Within the Fund, top contributions to performance came from sector allocation—primarily out-of-benchmark sectors, including U.S. and European high yield bonds and European investment-grade bonds. Non-U.S.-dollar exposure to emerging and developed market government bonds also contributed. Credit-quality allocations, security selection, and duration contributed. Yield-curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Managed Account CoreBuilder® Shares - Series CP	Bloomberg U.S. Aggregate Bond Index
6/2/2021	$10,000	$10,000
6/30/2021	$10,050	$10,077
7/31/2021	$10,130	$10,190
8/31/2021	$10,135	$10,171
9/30/2021	$10,070	$10,083
10/31/2021	$10,087	$10,080
11/30/2021	$10,080	$10,110
12/31/2021	$10,110	$10,084
1/31/2022	$9,922	$9,866
2/28/2022	$9,800	$9,756
3/31/2022	$9,616	$9,485
4/30/2022	$9,244	$9,125
5/31/2022	$9,220	$9,184
6/30/2022	$8,958	$9,040
7/31/2022	$9,159	$9,261
8/31/2022	$8,960	$8,999
9/30/2022	$8,601	$8,611
10/31/2022	$8,507	$8,499
11/30/2022	$8,793	$8,812
12/31/2022	$8,774	$8,772
1/31/2023	$9,122	$9,042
2/28/2023	$8,907	$8,808
3/31/2023	$9,107	$9,032
4/30/2023	$9,156	$9,086
5/31/2023	$9,057	$8,987
6/30/2023	$9,036	$8,955
7/31/2023	$9,074	$8,949
8/31/2023	$9,045	$8,892
9/30/2023	$8,828	$8,666
10/31/2023	$8,696	$8,529
11/30/2023	$9,101	$8,916
12/31/2023	$9,476	$9,257
1/31/2024	$9,495	$9,231
2/29/2024	$9,381	$9,101
3/31/2024	$9,486	$9,185
4/30/2024	$9,297	$8,953
5/31/2024	$9,442	$9,105
6/30/2024	$9,515	$9,191
7/31/2024	$9,713	$9,406
8/31/2024	$9,862	$9,541
9/30/2024	$10,000	$9,669
10/31/2024	$9,809	$9,429
11/30/2024	$9,911	$9,528
12/31/2024	$9,805	$9,373
1/31/2025	$9,885	$9,422
2/28/2025	$10,063	$9,630
3/31/2025	$10,037	$9,633
4/30/2025	$10,054	$9,671
5/31/2025	$10,037	$9,602
6/30/2025	$10,186	$9,749
7/31/2025	$10,190	$9,724
8/31/2025	$10,327	$9,840
9/30/2025	$10,414	$9,947
10/31/2025	$10,471	$10,010
11/30/2025	$10,515	$10,072
12/31/2025	$10,521	$10,057
1/31/2026	$10,575	$10,068
2/28/2026	$10,711	$10,232
3/31/2026	$10,502	$10,052
4/30/2026	$10,560	$10,063
5/31/2026	$10,604	$10,095
6/30/2026	$10,629	$10,119
7/31/2026	$10,517	$9,987
8/31/2026	$10,566	$10,026

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	Since Inception (6/2/21)
Managed Account CoreBuilder® Shares - Series CP	2.32	0.84	1.06
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	0.05

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Performance Inception Date	Jun. 02, 2021
No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,249,108,197
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,249,108,197
# of portfolio holdings	568
Portfolio turnover rate	249%
Total advisory fees paid	$0

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	15.2
AA/Aa	24.8
A/A	19.2
BBB/Baa	17.6
BB/Ba	11.6
B/B	4.8
CCC/Caa and below	0.1
Not rated	6.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

Table Summary
0-1 year	7.7
1-3 years	23.2
3-5 years	25.8
5-10 years	29.9
10-20 years	8.3
20-30 years	4.5
30+ years	0.6

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Material Fund Change [Text Block]